             As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 002-73432
                                                       '40 Act File No. 811-2662

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     Post-Effective Amendment No. 29   [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 30   [X]


                              MFS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

      This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on January 25, 2002 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              MFS VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


PART A   INFORMATION REQUIRED IN A PROSPECTUS
Item 1.  Cover Page...............................................................Cover Page
Item 2.  Definitions...............................................Glossary of Special Terms
Item 3.  Synopsis or Highlights....................................Synopsis of the Contracts
Item 4.  Condensed Financial Information.....................Condensed Financial Information
Item 5.  General Description of Registrant, Depositor, and Portfolio
             Companies .........Nationwide Life Insurance Company; Investing in the Contract
Item 6.  Deductions and Expenses.............................Standard Charges and Deductions
Item 7.  General Description of Variable
         Annuity Contracts.....................Contract Ownership; Operation of the Contract
Item 8.  Annuity Period.............................................Annuitizing the Contract
Item 9.  Death Benefit and Distributions......................................Death Benefits
Item 10. Purchases and Contract Value..............................Operation of the Contract
Item 11. Redemptions..................................................Surrender (Redemption)
Item 12. Taxes ...................................................Federal Tax Considerations
Item 13. Legal Proceedings.................................................Legal Proceedings
Item 14. Table of Contents of the Statement of Additional
             Information........Table of Contents of the Statement of Additional Information

PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15. Cover Page...............................................................Cover Page
Item 16. Table of Contents.................................................Table of Contents
Item 17. General Information and History.....................General Information and History
Item 18. Services...................................................................Services
Item 19. Purchase of Securities Being Offered...........Purchase of Securities Being Offered
Item 20. Underwriters...........................................................Underwriters
Item 21. Calculation of Performance Information...................Calculation of Performance
Item 22. Annuity Payments...................................................Annuity Payments
Item 23. Financial Statements...........................................Financial Statements

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits...........................................Item 24
Item 25. Directors and Officers of the Depositor.....................................Item 25
Item 26. Persons Controlled by or Under Common Control with
             the Depositor or Registrant.............................................Item 26
Item 27. Number of Contract Owners...................................................Item 27
Item 28. Indemnification.............................................................Item 28
Item 29. Principal Underwriter.......................................................Item 29
Item 30. Location of Accounts and Records............................................Item 30
Item 31. Management Services.........................................................Item 31
Item 32.  Undertakings...............................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              MFS VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2. EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED ITS NAME:



     OLD UNDERLYING MUTUAL FUND NAME                     NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                     -------------------------------
     Nationwide Separate Account Trust ("NSAT") --       Gartmore Variable Insurance Trust ("GVIT") --
     Money Market Fund                                   Gartmore GVIT Money Market Fund: Class I



3.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)



                                                                                            Total
                                                                                          Underlying
                                                       Management   Other      12b-1     Mutual Fund
                                                          Fees     Expenses     Fees       Expenses
                                                       ----------  --------    -----     -----------
    GVIT Gartmore GVIT Money Market Fund: Class I          0.39%     0.22%      0.00%       0.61%
    (formerly, NSAT Money Market Fund)



     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

4.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects a 5% CDSC for a period of 8 years and a variable account charge of 1.30%. In addition, the example reflects the Contract Maintenance Charge expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                                                                                                      If you annuitize your
                               If you surrender your             If you do not surrender                     contract
                                      contract                    your contract at the                  at the end of the
                            at the end of the applicable          end of the applicable                     applicable
                                    time period                        time period                          time period
                          ---------------------------------   ---------------------------------   ---------------------------------
                          1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.
                          -----   ------   ------   -------   -----   ------   ------   -------   -----   ------   ------   -------
GVIT Gartmore GVIT Money   71      109       149      235       21      64       109      235       *        64      109      235
Market Fund: Class I
(formerly, NSAT Money
Market Fund)



*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAs)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

6. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAs)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

7. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

8. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

9.   THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS -- GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAs

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

10. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     - acquired by the estate of a decedent by reason of the death of the decedent;

     - issued in connection with certain qualified retirement plans and individual retirement plans;

     - purchased by an employer upon the termination of certain qualified retirement plans;

     - immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

11.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

12.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

13.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST
     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

                        SUPPLEMENT DATED JULY 24, 2001 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              MFS VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. On August 3, 2001 the MFS(R) Global Governments Fund will merge into the MFS(R) Strategic Income Fund. In conjunction with this transfer, beginning July 16, 2001, no transfers or new purchase payments may be allocated to the MFS(R) Global Governments Fund -- Class A. However, contract owners may continue to transfer allocations from the MFS(R) Global Governments Fund -- Class A into other investment options available under the contract.

     At the close of business on August 3, 2001, all of the assets remaining in the MFS(R) Global Governments Fund will be transferred to the MFS(R) Strategic Income Fund in exchange for the assumption by MFS(R) Strategic Income Fund of all the liabilities of the MFS(R) Global Governments Fund. After the transfer is complete, the MFS(R) Global Governments Fund -- Class A will no longer be an investment option under the contract.

     EFFECTIVE JULY 24, 2001, THE MFS(R) STRATEGIC INCOME FUND -- CLASS A IS AN UNDERLYING MUTUAL FUND AVAILABLE FOR INVESTMENT BY CONTRACT OWNERS.

2. THE FOLLOWING UNDERLYING MUTUAL FUND IS ADDED AS AN INVESTMENT OPTION UNDER THE CONTRACT:

                     MFS(R) Strategic Income Fund -- Class A

3.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

        (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                                                TOTAL UNDERLYING
                                               MANAGEMENT     OTHER    12b-1       MUTUAL FUND
                                                  FEES      EXPENSES    FEES        EXPENSES
                                               ----------   --------   -----    ----------------
         MFS(R) Strategic Income Fund --           0.50%       0.10%    0.35%          0.95%
         Class A

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for the MFS(R) Strategic Income Fund -- Class A without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS,
                          BEFORE EXPENSE REIMBURSEMENT)

                                                                                TOTAL UNDERLYING
                                               MANAGEMENT     OTHER    12b-1       MUTUAL FUND
                                                  FEES      EXPENSES    FEES        EXPENSES
                                               ----------   --------   -----    ----------------
        MFS(R) Strategic Income Fund --            1.16%       0.29%    0.35%          1.80%
        Class A

4.   THE "EXAMPLE" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects a 5% CDSC charge for a period of 8 years variable account charge of 1.30%. In addition, the example reflects the Contract Maintenance charge expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                                                                       IF YOU DO NOT                  IF YOU ANNUITIZE YOUR
                                                                      SURRENDER YOUR                        CONTRACT
                                IF YOU SURRENDER YOUR             CONTRACT AT THE END OF                AT THE END OF THE
                             CONTRACT AT THE END OF THE             THE APPLICABLE TIME                    APPLICABLE
                               APPLICABLE TIME PERIOD                     PERIOD                           TIME PERIOD
                         ---------------------------------   ---------------------------------   ---------------------------------
                         1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.
                         -----   ------   ------   -------   -----   ------   ------   -------   -----   ------   ------   -------
     MFS(R) Strategic      74      119      167      271       24       74      127       271      *        74      127       271
     Income Fund --
     Class A

     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" OF YOUR PROSPECTUS IS AMENDED TO INCLUDE:

     MFS(R) STRATEGIC INCOME FUND -- CLASS A

     Investment Objective: High current income by investing in fixed income securities. The Fund's secondary objective is to provide significant capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in fixed income securities. Massachusetts Financial Services Company is the Fund's investment adviser.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its MFS Variable Account

                   The date of this prospectus is May 1, 2001.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits -- costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

-    Massachusetts Investors Growth Stock Fund -- Class A

-    Massachusetts Investors Trust -- Class A

-    MFS(R) Bond Fund -- Class A

-    MFS(R) Emerging Growth Fund -- Class A

-    MFS(R) Global Governments Fund -- Class A

-    MFS(R) Growth Opportunities Fund -- Class A

-    MFS(R) High Income Fund -- Class A*

-    MFS(R) Research Fund -- Class A

-    MFS(R) Series Trust IV -- MFS(R) Money Market Fund

-    MFS(R) Total Return Fund -- Class A

-    Nationwide Separate Account Trust -- Money Market Fund

*This underlying mutual fund may invest in lower quality debt securities commonly call junk bonds.

Purchase payments not invested in the underlying mutual fund options of the MFS Variable Account ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (May 1, 2001) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 32.

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;

     - prospectus, annual or semi-annual report for any underlying mutual fund; or

     -    required Nationwide forms,

call:     1-800-243-6295
      TDD 1-800-238-3035

or write:

      NATIONWIDE LIFE INSURANCE COMPANY
      P.O. BOX 182356
      COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

               www.sec.gov

THIS ANNUITY:

     -    IS NOT A BANK DEPOSIT

     -    IS NOT FDIC INSURED

     -    IS NOT INSURED OR ENDORSED BY A BANK OR BY ANY FEDERAL GOVERNMENT
          AGENCY

     -    IS NOT AVAILABLE IN EVERY STATE

     -    MAY GO DOWN IN VALUE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account and for which accumulation units and annuity units are separately maintained -- each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- MFS Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................................

SUMMARY OF CONTRACT EXPENSES..................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................

EXAMPLE.......................................................................

SYNOPSIS OF THE CONTRACTS.....................................................

FINANCIAL STATEMENTS..........................................................

CONDENSED FINANCIAL INFORMATION...............................................

NATIONWIDE LIFE INSURANCE COMPANY.............................................

GENERAL DISTRIBUTOR...........................................................

TYPES OF CONTRACTS............................................................
    Non-Qualified Contracts
    Individual Retirement Annuities (IRAs)
    Simplified Employee Pension IRAs (SEP IRAs)
    Tax Sheltered Annuities
    Qualified Plans

INVESTING IN THE CONTRACT.....................................................
    The Variable Account and Underlying Mutual Funds
    The Fixed Account

CHARGES AND DEDUCTIONS........................................................
    Contract Maintenance Charge
    Mortality and Expense Risk Charges
    Contingent Deferred Sales Charge
    Premium Taxes

CONTRACT OWNERSHIP............................................................
    Joint Ownership
    Contingent Ownership
    Annuitant
    Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................................
    Minimum Initial and Subsequent Purchase Payments
    Pricing
    Allocation of Purchase Payments
    Determining the Contract Value
    Transfers Prior to Annuitization
    Transfers After Annuitization
    Transfer Requests

RIGHT TO REVOKE...............................................................

SURRENDER (REDEMPTION)........................................................
    Partial Surrenders (Partial Redemptions)
    Full Surrender (Full Redemptions)
    Surrenders Under a Qualified Plan or Tax Sheltered Annuity

LOAN PRIVILEGE................................................................
    Minimum & Maximum Loan Amounts
    Maximum Loan Processing Fee
    How Loan Requests are Processed
    Interest
    Loan Repayment
    Distributions & Annuity Payments
    Transferring the Contract
    Grace Period & Loan Default

ASSIGNMENT....................................................................

CONTRACT OWNER SERVICES.......................................................
    Asset Rebalancing
    Dollar Cost Averaging
    Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................................

ANNUITIZING THE CONTRACT......................................................
    Annuitization Date
    Annuitization
    Fixed Payment Annuity
    Variable Payment Annuity
    Frequency and Amount of Annuity Payments
    Annuity Payment Options

DEATH BENEFITS................................................................
    Death of Contract Owner -- Non-Qualified Contracts
    Death of Annuitant -- Non-Qualified Contracts
    Death of Contract Owner/Annuitant
    Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................................
    Required Distributions for Non-Qualified Contracts
    Required Distributions for Qualified Plans and Tax Sheltered Annuities Required Distributions for Individual Retirement Annuities and SEP IRAs New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS....................................................
    Federal Income Taxes
    Withholding
    Non-Resident Aliens
    Federal Estate, Gift, and Generation Skipping Transfer Taxes
    Charge for Tax
    Diversification
    Tax Changes

STATEMENTS AND REPORTS........................................................

LEGAL PROCEEDINGS.............................................................

ADVERTISING...................................................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered)....................5%(1)

Range of CDSC over time:

  Number of Completed Years        CDSC
from Date of Purchase Payment   Percentage
-----------------------------   ----------
            0                       5%
            1                       5%
            2                       5%
            3                       5%
            4                       5%
            5                       5%
            6                       5%
            7                       5%
            8                       5%

(1) Each contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code. Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments made to the contract; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

     The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or contracts issued to fund qualified plans.

ANNUAL CONTRACT
MAINTENANCE CHARGE....................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charges...1.30%
    Total Variable Account Charges...1.30%

(2) The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract.

(3) The variable account charges are taken on a daily basis equal to an annualized rate of 1.30%. The variable account charges only to sub-account allocations. They do not apply to allocations made to the fixed account.

MAXIMUM LOAN PROCESSING FEE..............$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

                                                                                        Total Mutual
                                                    Management     Other       12b-1        Fund
                                                       Fees      Expenses       Fees      Expenses
                                                    ----------   --------      -----    ------------
      Massachusetts Investors Growth Stock Fund --
        Class A                                        0.33%       0.17%       0.35%        0.85%
      Massachusetts Investors Trust -- Class A         0.33%       0.19%       0.35%        0.87%
      MFS(R) Bond Fund -- Class A                      0.39%       0.23%       0.30%        0.92%
      MFS(R) Emerging Growth Fund -- Class A           0.66%       0.17%       0.25%        1.08%
      MFS(R) Global Governments Fund -- Class A        0.75%       0.41%       0.23%        1.39%
      MFS(R) Growth Opportunities Fund -- Class A      0.42%       0.19%       0.19%        0.80%
      MFS(R) High Income Fund -- Class A               0.46%       0.22%       0.30%        0.98%
      MFS(R) Research Fund -- Class A                  0.43%       0.18%       0.35%        0.96%
      MFS(R) Series Trust IV - MFS(R) Money Market
        Fund                                           0.43%       0.23%       0.00%        0.66%
      MFS(R) Total Return Fund -- Class A              0.35%       0.19%       0.35%        0.89%
      Nationwide Separate Account Trust -- Money
        Market Fund                                    0.39%       0.16%       0.00%        0.55%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

One underlying mutual fund is subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such fund without fee waivers and expense reimbursements.

                                                                                        Total Mutual
                                                    Management     Other       12b-1        Fund
                                                       Fees       Expenses      Fees      Expenses
                                                    ----------    --------     -----    ------------
      Nationwide Separate Account Trust -- Money       0.39%       0.22%       0.00%        0.61%
      Market Fund

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects a 5% CDSC charge for a period of 8 years variable account charge of 1.30%. In addition, the example reflects the Contract Maintenance charge expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                                                                                                      If you annuitize your
                               If you surrender your             If you do not surrender                    Contract
                                     Contract                     your Contract at the                  at the end of the
                            at the end of the applicable          end of the applicable                    applicable
                                   time period                         time period                         time period
                         ---------------------------------   ---------------------------------   ---------------------------------
                         1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.
                         -----   ------   ------   -------   -----   ------   ------   -------   -----   ------   ------   -------

Massachusetts Investors
 Growth Stock Fund --
 Class A                   73     116       161      260       23       71      121      260       *       71       121      260

Massachusetts Investors
 Trust -- Class A          73     116       162      262       23       71      122      262       *       71       122      262

MFS(R) Bond Fund --
 Class A                   74     118       165      267       24       73      125      267       *       73       125      267

MFS(R) Emerging Growth
 Fund -- Class A           75     123       173      284       25       78      133      284       *       78       133      284

MFS(R) Global
 Governments Fund --
 Class A                   79     133       190      316       29       88      150      316       *       88       150      316

MFS(R) Growth
 Opportunities Fund --
 Class A                   72     114       159      255       22       69      119      255       *       69       119      255

MFS(R) High Income Fund
 -- Class A                74     120       168      274       24       75      128      274       *       75       128      274

MFS(R) Research Fund --
 Class A                   74     119       167      272       24       74      127      272       *       74       127      272

MFS(R) Series Trust IV -
 MFS(R) Money Market Fund  71     110       151      240       21       65      111      240       *       65       111      240

MFS(R) Total Return Fund
 -- Class A                73     117       163      264       23       72      123      264       *       72       123      264

Nationwide Separate
 Account Trust -- Money
 Market Fund               70     106       145      228       20       61      105      228       *       61       105      228

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:

     - Non-Qualified Contracts;

     - Individual Retirement Annuities;

     - SEP IRAs;

     - Tax Sheltered Annuities; or

     - Qualified Plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM
                     INITIAL       MINIMUM
    CONTRACT        PURCHASE      SUBSEQUENT
      TYPE           PAYMENT       PAYMENTS
    --------        --------      ----------
Non-Qualified        $1,500            $0
IRA                  $    0            $0
SEP IRA              $    0            $0
Tax Sheltered
 Annuity             $    0            $0
Qualified            $    0            $0

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.30% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary and on the date of surrender when the contract is surrendered in full (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:

     (1)  5% of the amount surrendered; or

     (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and charges assessed to the variable account (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value -- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Clarendon Insurance Agency, Inc., 200 Berkeley Street, Boston, Massachusetts, 02116, an affiliate of Massachusetts Financial Services Company.

TYPES OF CONTRACTS

The types of contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within the statutory period.

Non-Qualified Annuity contracts that are owned by natural persons can defer the incidence of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

IRAs are contracts which satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

MFS Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponds to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate -- The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate -- Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate -- The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate -- From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates -- the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $30 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of the withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.30% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charges also compensate Nationwide for risks assumed in connection with the death benefit.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.

The CDSC will not exceed the lesser of:

     (1)  5% of the amount surrendered; or

     (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the lesser of the amount surrendered or the total of all purchase payments made within 8 years of the surrender request.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

   Number of Completed
   Years from Date of               CDSC
    Purchase Payment             Percentage
   -------------------           ----------

            0                        5%
            1                        5%
            2                        5%
            3                        5%
            4                        5%
            5                        5%
            6                        5%
            7                        5%
            8                        5%

The CDSC is used to cover sales expenses, including commissions (maximum of 4.00% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Beginning with the second contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

Nationwide will waive the CDSC on contracts purchased by:

- an officer, director, partner or employee of the general distributor, Clarendon Insurance Agency, Inc. (an affiliate of Massachusetts Financial Services Company); or

- an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM
                     INITIAL        MINIMUM
    CONTRACT        PURCHASE      SUBSEQUENT
      TYPE           PAYMENT       PAYMENTS
    --------        --------      ----------

Non-Qualified        $1,500           $0
IRA                  $    0           $0
SEP IRA              $    0           $0
Tax Sheltered
 Annuity             $    0           $0
Qualified            $    0           $0

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed on the following nationally recognized holidays:

-    New Year's Day                  -    Independence Day
-    Martin Luther King, Jr. Day     -    Labor Day
-    Presidents' Day                 -    Thanksgiving
-    Good Friday                     -    Christmas
-    Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value -- Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is the sum of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an

Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocations reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow, over the telephone and/or internet. Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following any instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney
Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b)   the remaining contract value.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges, the Contract Maintenance Charge, and the investment performance of the underlying mutual funds. A CDSC may apply.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

              CONTRACT   MAXIMUM OUTSTANDING
               VALUES    LOAN BALANCE ALLOWED
              --------   --------------------

NON-ERISA     up to      up to 80% of
PLANS         $20,000    contract value (not
                         more than $10,000)

              $20,000    up to 50% of
              and over   contract value (not
                         more than $50,000*)

ERISA PLANS   All        up to 50% of
                         contract value (not
                         more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a

Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT Money Market Fund to any other underlying mutual fund. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date; or

     2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

For contracts issued on or after January 19, 1985, distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant -- Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the total of all purchase payments, less any amounts surrendered; or

     2)   the contract value.

However, if the annuitization date is deferred beyond the annuitant's 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     3) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     4) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

               Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     d) the death of the annuitant will be treated as the death of a contract owner;

     e) any change of annuitant will be treated as the death of a contract owner; and

     f) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made in accordance with the Minimum Distribution and Incidental Benefit provisions of
Section 401(a)(9) of the Internal Revenue Code.

Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     c) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     d) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAs

Distributions from an Individual Retirement Annuity or a SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age
               70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section a) i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Annuity contracts are often purchased with the expectation that investment earnings will be taxable only upon withdrawal from the contract (tax-deferral). In some cases, tax-deferral may apply as a result of the type of contract purchased. In other cases, tax-deferral may apply, but only as a result of the contract being purchased by certain tax qualified or tax advantaged plans -- such plans are typically permitted to purchase other investments besides annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    IRAs;

-    SEP IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Clarendon Insurance Agency, Inc., is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter;
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract.

Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is non-annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Yield Quotations of Money Market Sub-Accounts................2
Annuity Payments.............................................................2
Financial Statements.........................................................3

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective, it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies. The Fund's investment adviser is Massachusetts Financial Service Company.

MASSACHUSETTS INVESTORS TRUST - CLASS A

Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) BOND FUND - CLASS A

Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) EMERGING GROWTH FUND - CLASS A

Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The Fund's investment adviser is Massachusetts Financial Service Company.

The contract owner may allocate to the Fund purchase payments (or contract value attributable to purchase payments) made on or after January 1, 1981.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) HIGH INCOME FUND - CLASS A

Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) RESEARCH FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS SERIES TRUST IV - MFS(R) MONEY MARKET FUND

Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) TOTAL RETURN FUND - CLASS A

Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential. The Fund's investment adviser is Massachusetts Financial Service Company.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
Massachusetts             345.910511       317.729161       -8.15%                0        2000
Investors Growth          251.811030       345.910511       37.37%                0        1999
Stock Fund -- Class       181.683346       251.811030       38.60%                0        1998
A - Q                     123.869113       181.683346       46.65%                0        1997
                          101.860531       123.869113       21.61%                0        1996
                           80.166185       101.860531       27.06%                0        1995
                           86.815888        80.166185       -7.66%                0        1994
                           76.611479        86.815888       13.32%                0        1993
                           72.701980        76.611479        5.38%              582        1992
                           49.712553        72.701980       46.24%              583        1991

Massachusetts             264.338201       242.802557       -8.15%              283        2000
Investors Growth          192.429178       264.338201       37.37%              706        1999
Stock Fund -- Class       138.838952       192.429178       38.60%              825        1998
A - NQ                     94.658415       138.838952       46.67%              850        1997
                           77.839871        94.658415       21.61%              498        1996
                           61.261465        77.839871       27.06%            1,043        1995
                           66.343035        61.261465       -7.66%            1,043        1994
                           58.545028        66.343035       13.32%            2,615        1993
                           55.557463        58.545028        5.38%            2,874        1992
                           37.989389        55.557463       46.24%            3,000        1991

Massachusetts             277.213327       253.861108       -8.42%          264,430        2000
Investors Growth          202.414393       277.213327       36.95%          281,457        1999
Stock Fund -- Class       146.486721       202.414393       38.18%          280,157        1998
A - QS                    100.175691       146.486721       46.23%          289,531        1997
                           82.628565       100.175691       21.24%          297,134        1996
                           65.227303        82.628565       26.68%          333,893        1995
                           70.852048        65.227303       -7.94%          375,617        1994
                           62.713932        70.852048       12.98%          411,227        1993
                           59.694705        62.713932        5.06%          450,956        1992
                           40.942088        59.694705       45.80%          472,708        1991

                           ACCUMULATION                     PERCENT         NUMBER OF
                           UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL          BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                       PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------          -------------   -------------    ------------    ------------     ----
Massachusetts               235.229678       215.414123       -8.42%             92,890      2000
Investors Growth            171.758959       235.229678       36.95%             98,328      1999
Stock Fund -- Class         124.301472       171.758959       38.18%             95,701      1998
A - NQS                      85.004193       124.301472       46.23%             88,204      1997
                             70.114570        85.004193       21.24%             86,801      1996
                             55.348697        70.114570       26.68%            102,114      1995
                             60.121583        55.348697       -7.94%            116,628      1994
                             53.215976        60.121583       12.98%            132,123      1993
                             50.654002        53.215976        5.06%            154,986      1992
                             34.741451        50.654002       45.80%            119,500      1991

Massachusetts               256.252391       234.665902       -8.42%              4,035      2000
Investors Growth            187.109241       256.252391       36.95%              3,994      1999
Stock Fund -- Class         135.410415       187.109241       38.18%              3,999      1998
A - NQS                      92.601102       135.410415       46.23%              4,090      1997
(81-225)                     76.380777        92.601102       21.24%              5,470      1996
                             60.295273        76.380777       26.68%              5,945      1995
                             65.494712        60.295273       -7.94%              2,505      1994
                             57.971950        65.494712       12.98%              3,382      1993
                             55.181022        57.971950        5.06%              7,430      1992
                             37.846336        55.181022       45.80%              6,225      1991

Massachusetts               211.541786       208.725277       -1.33%                  0      2000
Investors Trust -- Class    199.782164       211.541786        5.89%                  0      1999
A - Q                       164.129808       199.782164       21.72%                  0      1998
                            125.889283       164.129808       30.38%                 16      1997
                            101.007177       125.889283       24.63%                 16      1996
                             73.217470       101.007177       37.96%                 16      1995
                             74.716077        73.217470       -2.01%                 17      1994
                             68.591640        74.716077        8.93%                 17      1993
                             64.520969        68.591640        6.31%                 17      1992
                             51.047405        64.520969       26.39%                 17      1991

                           ACCUMULATION                     PERCENT         NUMBER OF
                           UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL          BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                       PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------          -------------   -------------    ------------    ------------     ----
Massachusetts               199.617423       196.959680       -1.33%                  0      2000
Investors Trust -- Class    188.520679       199.617423        5.89%                289      1999
A - NQ                      154.878002       188.520679       21.72%                289      1998
                            118.793035       154.878002       30.38%                289      1997
                             95.313498       118.793035       24.63%                  0      1996
                             69.090265        95.313498       37.96%                  0      1995
                             70.504398        69.090265       -2.01%                  0      1994
                             64.725197        70.504398        8.93%                 33      1993
                             60.883987        64.725197        6.31%                 33      1992
                             48.169920        60.883987       26.39%                  0      1991

Massachusetts               168.230713       165.490844       -1.63%            181,190      2000
Investors Trust -- Class    159.361559       168.230713        5.57%            235,642      1999
A - QS                      131.320106       159.361559       21.35%            278,446      1998
                            101.029680       131.320106       29.98%            312,848      1997
                             81.308640       101.029680       24.25%            331,572      1996
                             59.116939        81.308640       37.54%            350,277      1995
                             60.509797        59.116939       -2.30%            373,587      1994
                             55.718475        60.509797        8.60%            402,085      1993
                             52.571200        55.718475        5.99%            438,578      1992
                             41.719131        52.571200       26.01%            470,627      1991

Massachusetts               150.943364       148.485046       -1.63%             54,802      2000
Investors Trust -- Class    142.985600       150.943364        5.57%             63,779      1999
A - NQS                     117.825672       142.985600       21.35%             83,119      1998
                             90.647891       117.825672       29.98%            103,123      1997
                             72.953374        90.647891       24.25%             96,073      1996
                             53.042089        72.953374       37.54%            100,239      1995
                             54.291825        53.042089       -2.30%             87,519      1994
                             49.992851        54.291825        8.60%             95,048      1993
                             47.168983        49.992851        5.99%            107,558      1992
                             37.432067        47.168983       26.01%            390,819      1991

                           ACCUMULATION                     PERCENT         NUMBER OF
                           UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL          BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                       PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------          -------------   -------------    ------------    ------------     ----
Massachusetts               160.362369       157.750647       -1.63%                981      2000
Investors Trust -- Class    151.908034       160.362369        5.57%                982      1999
A - NQS                     125.178102       151.908034       21.35%              1,004      1998
(81-225)                     96.304396       125.178102       29.98%              1,827      1997
                             77.505736        96.304396       24.25%              2,037      1996
                             56.351973        77.505736       37.54%              2,696      1995
                             57.679687        56.351973       -2.30%              4,013      1994
                             53.112457        57.679687        8.60%              7,320      1993
                             50.112374        53.112457        5.99%              8,418      1992
                             39.767862        50.112374       26.01%              8,657      1991

MFS(R) Bond Fund --          54.419210        58.605865        7.69%                  0      2000
Class A -- Q                 56.075022        54.419210       -2.95%                  0      1999
                             54.216028        56.075022        3.43%                  0      1998
                             49.627094        54.216028        9.25%                  0      1997
                             48.229836        49.627094        2.90%                  0      1996
                             40.103391        48.229836       20.26%                  0      1995
                             42.399834        40.103391       -5.42%                254      1994
                             37.614804        42.399834       12.72%                255      1993
                             35.745806        37.614804        5.23%                255      1992
                             30.588668        35.745806       16.86%                256      1991

MFS(R) Bond Fund --          57.457644        61.878057        7.69%                 55      2000
Class A -- NQ                59.205904        57.457644       -2.95%                 56      1999
                             57.243116        59.205904        3.43%                342      1998
                             52.397975        57.243116        9.25%                595      1997
                             50.922705        52.397975        2.90%              3,321      1996
                             42.342529        50.922705       20.26%                596      1995
                             44.767184        42.342529       -5.42%                450      1994
                             39.714988        44.767184       12.72%              1,068      1993
                             37.741633        39.714988        5.23%              1,400      1992
                             32.296567        37.741633       16.86%              2,161      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Bond Fund --        48.832757        52.431142        7.37%            236,802      2000
Class A -- QS              50.471558        48.832757       -3.25%            296,161      1999
                           48.946623        50.471558        3.12%            402,734      1998
                           44.939826        48.946623        8.92%            453,678      1997
                           43.808005        44.939826        2.58%            509,516      1996
                           36.536936        43.808005       19.90%            613,426      1995
                           38.746280        36.536936       -5.70%            715,452      1994
                           34.477915        38.746280       12.38%            873,520      1993
                           32.864457        34.477915        4.91%          1,019,209      1992
                           28.208302        32.864457       16.51%          1,231,635      1991

MFS(R) Bond Fund --        48.792845        52.388302        7.37%            118,772      2000
Class A -- NQS             50.430297        48.792845       -3.25%            124,805      1999
                           48.906597        50.430297        3.12%            144,138      1998
                           44.903088        48.906597        8.92%            147,342      1997
                           43.772192        44.903088        2.58%            208,403      1996
                           36.507070        43.772192       19.90%            267,129      1995
                           38.714601        36.507070       -5.70%            278,445      1994
                           34.449725        38.714601       12.38%            341,506      1993
                           32.837584        34.449725        4.91%            395,096      1992
                           28.185248        32.837584       16.51%            416,135      1991

MFS(R) Bond Fund --        48.983649        52.593159        7.37%                782      2000
Class A -- NQS             50.627514        48.983649       -3.25%                784      1999
(81-225)                   49.097863        50.627514        3.12%                786      1998
                           45.078692        49.097863        8.92%                789      1997
                           43.943375        45.078692        2.58%              1,597      1996
                           36.649839        43.943375       19.90%              4,145      1995
                           38.865999        36.649839       -5.70%              4,892      1994
                           34.584435        38.865999       12.38%             10,550      1993
                           32.965982        34.584435        4.91%             10,644      1992
                           28.295444        32.965982       16.51%             13,375      1991

                           ACCUMULATION                     PERCENT         NUMBER OF
                           UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL          BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                       PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------          -------------   -------------    ------------    ------------     ----
MFS(R) Emerging              74.260820        54.694222      -26.35%            292,044      2000
Growth Fund -- Class         50.131190        74.260820       48.13%            276,955      1999
A - QS                       40.798757        50.131190       22.87%            320,469      1998
                             34.264981        40.798757       19.07%            385,073      1997
                             30.247061        34.264981       13.28%            437,204      1996
                             21.706658        30.247061       39.34%            424,049      1995
                             20.977470        21.706658        3.48%            400,564      1994
                             16.755110        20.977490       25.20%            285,804      1993
                             15.782125        16.755110        6.17%            288,500      1992
                              9.396802        15.782125       67.95%            222,326      1991

MFS(R) Emerging              74.260820        54.694222      -26.35%                 62      2000
Growth Fund -- Class         50.131190        74.260820       48.13%                  0      1999
A -- NQS                     40.798757        50.131190       22.87%                779      1998
(81-225)                     34.264981        40.798757       19.07%                674      1997
                             30.247061        34.264981       13.28%                675      1996
                             21.706658        30.247061       39.34%                474      1995
                             20.977490        21.706658        3.48%                474      1994
                             16.755110        20.977490       25.20%              1,237      1993
                             15.782125        16.755110        6.17%                762      1992
                              9.396802        15.782125       67.95%              1,140      1991

MFS(R) Global                49.309941        49.344888        0.07%             44,427      2000
Governments Fund --          51.773614        49.309941       -4.76%             63,386      1999
Class A -- QS                50.368842        51.773614        2.79%             85,861      1998
                             50.880072        50.368842       -1.00%            115,417      1997
                             48.914346        50.880072        4.02%            143,438      1996
                             42.911877        48.914346       13.99%            184,796      1995
                             46.532702        42.911877       -7.78%            229,107      1994
                             39.821939        46.532702       16.85%            272,388      1993
                             39.811131        39.821939        0.03%            260,769      1992
                             35.563134        39.811131       11.94%            271,803      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Global              48.073994        48.108072        0.07%              7,210      2000
Governments Fund --        50.475906        48.073994       -4.76%              8,381      1999
Class A -- NQS             49.106357        50.475906        2.79%             16,423      1998
                           49.604787        49.106357       -1.00%             15,550      1997
                           47.688325        49.604787        4.02%             22,367      1996
                           41.836304        47.688325       13.99%             36,927      1995
                           45.366368        41.836304       -7.78%             44,619      1994
                           38.823817        45.366368       16.85%             57,120      1993
                           38.813287        38.823817        0.03%             42,828      1992
                           34.671762        38.813287       11.94%             35,166      1991

MFS(R) Global              49.233289        49.268187        0.07%                310      2000
Governments Fund --        51.693122        49.233289       -4.76%                367      1999
Class A -- NQS             50.290543        51.693122        2.79%                709      1998
(81-225)                   50.800980        50.290543       -1.00%                666      1997
                           48.838310        50.800980        4.02%              1,811      1996
                           42.845163        48.838310       13.99%              2,763      1995
                           46.460353        42.845163       -7.78%              3,284      1994
                           39.760030        46.460353       16.85%              3,684      1993
                           39.749239        39.760030        0.03%              4,274      1992
                           35.507853        39.749239       11.94%              5,904      1991

MFS(R) Growth             348.647800       306.182188      -12.18%                  0      2000
Opportunities Fund --     265.137821       348.647800       31.50%                  0      1999
Class A -- Q              207.334157       265.137821       27.88%                  0      1998
                          169.873726       207.334157       22.05%                  0      1997
                          140.810582       169.873726       20.64%                  0      1996
                          105.450698       140.810582       33.15%                  0      1995
                          111.450698       105.450698       -5.11%                  0      1994
                           96.886717       111.450698       15.03%                  0      1993
                           90.866062        96.886717        6.63%                 59      1992
                           74.980776        90.866062       21.19%                 60      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Growth             256.397950       225.168447      -12.18%                902      2000
Opportunities Fund --     194.984157       256.397950       31.50%              1,102      1999
Class A -- NQ             152.474948       194.984157       27.88%                830      1998
                          124.926291       152.474948       22.05%              1,008      1997
                          103.553065       124.926291       20.64%              2,724      1996
                           77.773322       103.553065       33.15%              2,642      1995
                           81.961605        77.773322       -5.11%              2,807      1994
                           71.251149        81.961605       15.03%              2,923      1993
                           66.823526        71.251149        6.63%              3,217      1992
                           55.141372        66.823526       21.19%              3,285      1991

MFS(R) Growth             236.283783       206.878418      -12.44%            466,347      2000
Opportunities Fund --     180.233377       236.283783       31.10%            540,025      1999
Class A -- QS             141.368069       180.233377       27.49%            633,469      1998
                          116.177967       141.368069       21.68%            732,936      1997
                           96.595726       116.177967       20.27%            822,246      1996
                           72.767772        96.595725       32.75%            920,477      1995
                           76.918993        72.767772       -5.40%          1,029,309      1994
                           67.070484        76.918993       14.68%          1,187,377      1993
                           63.094003        67.070484        6.30%          1,351,519      1992
                           52.221717        63.094003       20.82%          1,533,160      1991

MFS(R) Growth             200.709590       175.731410      -12.44%            103,204      2000
Opportunities Fund --     153.097965       200.709590       31.10%            114,789      1999
Class A -- NQS            120.084102       153.097965       27.49%            152,136      1998
                           98.686554       120.084102       21.68%            172,812      1997
                           82.052560        98.686554       20.27%            182,479      1996
                           61.812074        82.052560       32.75%            206,611      1995
                           65.338300        61.812074       -5.40%            214,829      1994
                           56.972537        65.338300       14.68%            241,558      1993
                           53.594751        56.972537        6.30%            284,420      1992
                           44.359372        53.594751       20.82%            319,081      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Growth             221.460448       193.899831      -12.44%              9,038      2000
Opportunities Fund --     168.926385       221.460448       31.10%              9,598      1999
Class A -- NQS            132.499304       168.926385       27.49%             11,929      1998
(81-225)                  108.889502       132.499304       21.68%             12,840      1997
                           90.535764       108.889502       20.27%             14,732      1996
                           68.202665        90.535764       32.75%             15,064      1995
                           72.093454        68.202665       -5.40%             16,083      1994
                           62.862782        72.093454       14.68%             20,590      1993
                           59.135771        62.862782        6.30%             23,039      1992
                           48.945558        59.135771       20.82%             26,387      1991

MFS(R) High Income         75.842999        69.799109       -7.97%                  0      2000
Fund -- Class A -- Q       71.596334        75.842999        5.93%                  0      1999
                           71.581692        71.596334        0.02%                  0      1998
                           64.068571        71.581692       11.73%                  0      1997
                           57.498253        64.068571       11.43%                  0      1996
                           49.574586        57.498253       15.98%                  0      1995
                           51.425517        49.574586       -3.60%                  0      1994
                           43.507773        51.425517       18.20%                  0      1993
                           37.547955        43.507773       15.87%                  0      1992
                           25.471529        37.547955       47.41%                  0      1991

MFS(R) High Income         76.334509        70.251451       -7.97%                217      2000
Fund -- Class A --         72.060325        76.334509        5.93%                217      1999
NQ                         72.045586        72.060325        0.02%                217      1998
                           64.483775        72.045586       11.73%                358      1997
                           57.870879        64.483775       11.43%                358      1996
                           49.895862        57.870879       15.98%                359      1995
                           51.758789        49.895862       -3.60%                359      1994
                           43.789729        51.758789       18.20%                721      1993
                           37.791286        43.789729       15.87%                360      1992
                           25.636591        37.791286       47.41%                360      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) High Income         66.310941        60.842736       -8.25%            166,438      2000
Fund -- Class A --         62.788270        66.310941        5.61%            214,222      1999
QS                         62.966234        62.788270       -0.28%            279,479      1998
                           56.528677        62.966234       11.39%            332,136      1997
                           50.886631        56.528677       11.09%            408,255      1996
                           44.007083        50.886631       15.63%            488,470      1995
                           45.788518        44.007083       -3.89%            561,209      1994
                           38.856280        45.788518       17.84%            709,698      1993
                           33.635599        38.856280       15.52%            764,118      1992
                           22.886614        33.635599       46.97%            797,975      1991

MFS(R) High Income         65.304939        59.919692       -8.25%             88,149      2000
Fund -- Class A --         61.835712        65.304939        5.61%             91,528      1999
NQS                        62.010978        61.835712       -0.28%            119,105      1998
                           55.671087        62.010978       11.39%            154,453      1997
                           50.114634        55.671087       11.09%            176,997      1996
                           43.339456        50.114634       15.63%            188,820      1995
                           45.093866        43.339456       -3.89%            200,368      1994
                           38.266802        45.093866       17.84%            252,674      1993
                           33.125330        38.266802       15.52%            263,452      1992
                           22.539408        33.125330       46.97%            268,775      1991

MFS(R) High Income         66.310941        60.842736       -8.25%              3,616      2000
Fund -- Class A -- NQS     62.788270        66.310941        5.61%              4,190      1999
(81-225)                   62.966234        62.788270       -0.28%              4,449      1998
                           56.528677        62.966234       11.39%              4,996      1997
                           50.886631        56.528677       11.09%              6,379      1996
                           44.007083        50.886631       15.63%              6,442      1995
                           45.788518        44.007083       -3.89%              6,622      1994
                           38.856280        45.788518       17.84%              9,385      1993
                           33.635599        38.856280       15.52%              9,545      1992
                           22.886614        33.635599       46.97%              9,353      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Research Fund      276.393850       261.025097       -5.56%                  0      2000
-- Class A -- Q           225.478933       276.393850       22.58%                  0      1999
                          185.283325       225.478933       21.69%                  0      1998
                          155.285363       185.283325       19.32%                  0      1997
                          126.019031       155.285363       23.22%                  0      1996
                           91.844201       126.019031       37.21%                  0      1995
                           92.760008        91.844201       -0.99%                  0      1994
                           77.006871        92.760008       20.46%                  0      1993
                           69.993098        77.006871       32.53%                  0      1992
                           53.307836        69.993098       44.46%                  0      1991

MFS(R) Research Fund      221.469939       209.155210       -5.56%                  0      2000
-- Class A -- NQ          180.672640       221.469939       22.58%                434      1999
                          148.464541       180.672640       21.69%                390      1998
                          124.427653       148.464541       19.32%                390      1997
                          100.977005       124.427653       23.22%                110      1996
                           73.593263       100.977005       37.21%                599      1995
                           74.327082        73.593263       -0.99%                599      1994
                           61.704356        74.327082       20.46%                807      1993
                           56.084333        61.704356       32.53%                600      1992
                           42.714695        56.084333       44.46%                660      1991

MFS(R) Research Fund      216.708566       204.041714       -5.85%            159,948      2000
-- Class A -- QS          177.325237       216.708566       22.21%            186,365      1999
                          146.156474       177.325237       21.33%            225,728      1998
                          122.865333       146.156474       18.96%            265,836      1997
                          100.013750       122.865333       22.85%            283,320      1996
                           73.111959       100.013750       36.80%            270,229      1995
                           74.064821        73.111959       -1.29%            285,624      1994
                           61.673295        74.064821       20.09%            262,270      1993
                           56.226647        61.673295        9.69%            278,528      1992
                           42.952906        56.226647       30.90%            308,259      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Research Fund      189.3532857      178.285383       -5.85%             56,126      2000
-- Class A -- NQS         154.941343       189.3532857      22.21%             62,991      1999
                          127.707031       154.941343       21.33%             81,260      1998
                          107.355935       127.707031       18.96%             93,659      1997
                           87.388917       107.355935       22.85%            105,263      1996
                           63.882963        87.388917       36.80%            100,973      1995
                           64.715547        63.882963       -1.29%             97,012      1994
                           53.888228        64.715547       20.09%             87,152      1993
                           49.129110        53.888228        9.69%             77,535      1992
                           37.530937        49.129110       30.90%             81,372      1991

MFS(R) Research Fund      214.179022       201.660027       -5.85%                900      2000
-- Class A -- NQS         175.255390       214.179022       22.21%              1,216      1999
(81-225)                  144.450450       175.255390       21.33%              1,280      1998
                          121.431177       144.450450       18.96%              1,318      1997
                           98.846334       121.431177       22.85%              1,676      1996
                           72.258548        98.846334       36.80%              1,591      1995
                           73.200301        72.258548       -1.29%              1,727      1994
                           60.953415        73.200301       20.09%              1,975      1993
                           55.570339        60.953415        9.69%              1,996      1992
                           42.451540        55.570339       30.90%              2,041      1991

MFS(R) Series Trust IV     38.386185        40.246139        4.85%                  0      2000
- MFS(R) Money             37.041140        38.386185        3.63%                  0      1999
Market Fund -- Q*          35.649000        37.041140        3.91%                  0      1998
                           34.325389        35.649000        3.86%                  0      1997
                           33.101565        34.325389        3.70%                  0      1996
                           31.765828        33.101565        4.20%                  0      1995
                           30.994333        31.765828        2.49%                  0      1994
                           30.575287        30.994333        1.37%                  0      1993
                           29.974326        30.575287        2.00%                  0      1992
                           28.674122        29.974326        4.53%                  0      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Series Trust IV     39.388969        41.297513        4.85%              1,494      2000
- MFS(R) Money             38.008785        39.388969        3.63%              1,494      1999
Market Fund -- NQ*         36.580276        38.008785        3.91%              6,827      1998
                           35.222087        36.580276        3.86%              6,828      1997
                           33.966291        35.222087        3.70%              4,058      1996
                           32.595660        33.966291        4.20%              5,703      1995
                           31.804010        32.595660        2.49%              8,788      1994
                           31.374016        31.804010        1.37%             10,894      1993
                           30.757355        31.374016        2.00%             21,348      1992
                           29.423184        30.757355        4.53%             22,044      1991

MFS(R) Series Trust IV     33.286752        34.794442        4.53%            698,413      2000
- MFS(R) Money             32.218020        33.286752        3.32%            836,061      1999
Market Fund -- QS*         31.101395        32.218020        3.59%          1,006,298      1998
                           30.037656        31.101395        3.54%          1,143,756      1997
                           29.055232        30.037656        3.38%          1,343,440      1996
                           27.967294        29.055232        3.89%          1,630,393      1995
                           27.370768        27.967294        2.18%          2,012,165      1994
                           27.082782        27.370768        1.06%          2,386,518      1993
                           26.631168        27.082782        1.70%          3,346,894      1992
                           25.553415        26.631168        4.22%          4,316,381      1991

MFS(R) Series Trust IV     33.309883        34.818619        4.53%            375,712      2000
- MFS(R) Money             32.240409        33.309883        3.32%            499,340      1999
Market Fund -- NQS*        31.123008        32.240409        3.59%            568,052      1998
                           30.058530        31.123008        3.54%            556,766      1997
                           29.075421        30.058530        3.38%            615,505      1996
                           27.986728        29.075421        3.89%            597,925      1995
                           27.389788        27.986728        2.18%            823,383      1994
                           27.101602        27.389788        1.06%            962,484      1993
                           26.649674        27.101602        1.70%          1,251,049      1992
                           25.571172        26.649674        4.22%          1,661,279      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Total Return       121.008100       142.603800       17.85%                  0      2000
Fund -- Class A - Q       119.502472       121.008100        1.26%                  0      1999
                          108.143295       119.502472       10.50%                  0      1998
                           90.602325       108.143295       19.36%                131      1997
                           79.840336        90.602325       13.48%                131      1996
                           63.581031        79.840336       25.57%                131      1995
                           65.964662        63.581031       -3.61%                132      1994
                           57.871052        65.964662       13.99%                132      1993
                           53.108093        57.871052        8.97%                132      1992
                           44.107591        53.108093       20.41%                132      1991

MFS(R) Total Return       118.912382       140.134071       17.85%                  0      2000
Fund -- Class A - NQ      117.432831       118.912382        1.26%                  0      1999
                          106.270381       117.432831       10.50%                146      1998
                           89.033201       106.270381       19.36%                  0      1997
                           78.457598        89.033201       13.48%                  0      1996
                           62.479885        78.457598       25.57%                 87      1995
                           64.822235        62.479885       -3.61%                 87      1994
                           56.868802        64.822235       13.99%                317      1993
                           52.188320        56.868802        8.97%                712      1992
                           43.343699        52.188320       20.41%                534      1991

MFS(R) Total Return       109.920643       129.147223       17.49%            271,352      2000
Fund -- Class A - QS      108.882919       109.920643        0.95%            359,370      1999
                           98.832664       108.882919       10.17%            465,417      1998
                           83.053566        98.832664       19.00%            570,631      1997
                           73.411912        83.053566       13.13%            671,118      1996
                           58.638949        73.411912       25.19%            782,272      1995
                           61.021714        58.638949       -3.90%            902,191      1994
                           53.697197        61.021714       13.64%            998,970      1993
                           49.427627        53.697197        8.64%            977,013      1992
                           41.175343        49.427627       20.04%            950,358      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
MFS(R) Total Return       106.399516       125.010205       17.49%             97,604      2000
Fund -- Class A - NQS     105.395033       106.399516        0.95%            109,211      1999
                           95.666722       105.395033       10.17%            127,066      1998
                           80.393080        95.666722       19.00%            145,316      1997
                           71.060281        80.393080       13.13%            167,776      1996
                           56.760546        71.060281       25.19%            199,257      1995
                           59.066983        56.760546       -3.90%            224,713      1994
                           51.977095        59.066983       13.64%            272,164      1993
                           47.844295        51.977095        8.64%            229,777      1992
                           39.856354        47.844295       20.04%            216,586      1991

MFS(R) Total Return       108.851257       127.890790       17.49%                797      2000
Fund -- Class A -- NQS    107.823630       108.851257        0.95%              1,014      1999
(81-225)                   97.871152       107.823630       10.17%              1,118      1998
                           82.245565        97.871152       19.00%                805      1997
                           72.697711        82.245565       13.13%              1,979      1996
                           58.068470        72.697711       25.19%              1,863      1995
                           60.428053        58.068470       -3.90%              2,258      1994
                           53.174791        60.428053       13.64%              3,580      1993
                           48.946754        53.174791        8.64%              3,681      1992
                           40.774760        48.946754       20.04%              2,990      1991

Nationwide Separate        25.451018        26.635917        4.66%             16,534      2000
Account Trust --           24.593912        25.451018        3.49%             20,531      1999
Money Market Fund --       23.669908        24.593912        3.90%             32,830      1998
QS**                       22.783414        23.669908        3.89%             41,782      1997
                           21.961256        22.783414        3.74%             55,730      1996
                           21.058716        21.961256        4.29%             60,928      1995
                           20.538004        21.058716        2.54%             72,621      1994
                           20.250996        20.538004        1.42%             98,132      1993
                           19.842272        20.250996        2.06%            126,024      1992
                           18.996144        19.842272        4.45%            148,883      1991

                         ACCUMULATION                     PERCENT         NUMBER OF
                         UNIT VALUE AT   ACCUMULATION     CHANGE IN       ACCUMULATION
UNDERLYING MUTUAL        BEGINNING OF    UNIT VALUE AT    ACCUMULATION    UNITS AT END
FUND                     PERIOD          END OF PERIOD    UNIT VALUE      OF PERIOD        YEAR
-----------------        -------------   -------------    ------------    ------------     ----
Nationwide Separate        25.467570        26.653239        4.66%             20,782      2000
Account Trust --           24.609906        25.467570        3.49%             22,201      1999
Money Market Fund --       23.685302        24.609906        3.90%             22,624      1998
NQS**                      22.798231        23.685302        3.89%             26,117      1997
                           21.975540        22.798231        3.74%             32,499      1996
                           21.072414        21.975540        4.29%             36,289      1995
                           20.551361        21.072414        2.54%             41,143      1994
                           20.264167        20.551361       -0.44%             57,208      1993
                           19.855177        20.264167        3.96%             63,453      1992
                           19.008499        19.855177        4.45%             71,910      1991


*The 7-day yield on the MFS(R) Series Trust IV -- MFS(R) Money Market Fund as of December 31, 2000 was 4.71%.

**The 7-day yield on the Nationwide Separate Account Trust - Money Market Fund as of December 31, 2000, was 4.81%.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                              MFS VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or by calling 1-800-848-7529, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                          PAGE
General Information and History..........................................  1
Services.................................................................  1
Purchase of Securities Being Offered.....................................  1
Underwriters.............................................................  2
Calculation of Yield Quotations of Money Market Sub-Accounts.............  2
Annuity Payments.........................................................  2
Financial Statements.....................................................  3

GENERAL INFORMATION AND HISTORY

The MFS Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The financial statements of Nationwide and the MFS Variable Account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. ("Clarendon") 200 Berkeley Street, Boston, Massachusetts 02116, an affiliate of Massachusetts Financial Services Company. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to Clarendon.

CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

MFS(R) Series Trust IV-MFS(R) Money Market Fund


Any current yield quotations of the GVIT -- Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the GVIT -- Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was 4.81%. The GVIT -- Gartmore GVIT Money Market Fund: Class I effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT -- Gartmore GVIT Money Market Fund: Class I. At December 31, 2000, the GVIT -- Gartmore GVIT Money Market Fund: Class I's effective yield was 4.93%.

The GVIT -- Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT -- Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT -- Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                           Independent Auditors' Report
                           ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         5,165,862 shares (cost $78,357,546)................................................................   $ 88,542,873
      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,927,735 shares (cost $33,567,737)................................................................     38,593,258
      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,543,219 shares (cost $20,145,503)................................................................     19,027,890
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         357,031 shares (cost $16,915,065)..................................................................     15,987,858
      MFS(R) Global Governments Fund - Class A (MFSGGvt)
         271,801 shares (cost $2,890,555)...................................................................      2,592,979
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         9,992,648 shares (cost $135,844,647)...............................................................    117,713,393
      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,809,139 shares (cost $19,559,554)................................................................     15,960,291
      MFS(R) Research Fund - Class A (MFSRsrch)
         1,799,225 shares (cost $38,389,243)................................................................     43,145,416
      MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         37,750,748 shares (cost $37,750,748)...............................................................     37,750,748
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         3,098,083 shares (cost $46,316,779)................................................................     47,741,455
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,084,286 shares (cost $1,084,286).................................................................      1,084,286
                                                                                                               ------------
            Total investments...............................................................................    428,140,447
   Accounts receivable......................................................................................         32,410
                                                                                                               ------------
            Total assets....................................................................................    428,172,857
Accounts payable............................................................................................          -
                                                                                                               ------------
Contract owners' equity (note 4)............................................................................   $428,172,857
                                                                                                               ============



See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                              TOTAL         MFSGRSTK         MFSINVTR        MFSBDFD
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends.................................. $    7,532,984               -          70,828       1,417,369
  Mortality and expense risk charges
    (note 2)............................................     (6,439,570)     (1,345,817)       (553,440)       (256,784)
                                                         --------------  --------------  --------------  --------------
    Net investment income...............................      1,093,414      (1,345,817)       (482,612)      1,160,585
                                                         --------------  --------------  --------------  --------------
  Proceeds from mutual funds shares sold................    116,163,408      16,321,438      12,175,311       5,114,993
  Cost of mutual fund shares sold.......................    (86,777,772)     (8,594,154)     (7,685,667)     (5,572,106)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.................     29,385,636       7,727,284       4,489,644        (457,113)
  Change in unrealized gain (loss)
    on investments......................................   (112,242,717)    (22,729,280)     (6,418,885)        687,658
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................... $  (82,857,081)    (15,001,996)     (1,929,241)        230,545
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..............................     56,783,698       8,100,667       1,576,687               -
     Net increase (decrease) in contract owners'
      equity resulting from operations..................    (24,979,969)     (8,247,146)       (835,166)      1,391,130
                                                         ==============  ==============  ==============  ==============



                                                             MFSEMGRO         MFSGGVT       MFSGROPP        MFSHIINC
                                                         -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends..................................             -                -         223,706       1,870,398
  Mortality and expense risk charges
    (note 2)............................................      (283,172)         (40,062)     (1,905,694)       (243,559)
                                                         -------------   --------------  --------------  --------------
    Net investment income...............................      (283,172)         (40,062)     (1,681,988)      1,626,839
                                                         -------------   --------------  --------------  --------------
  Proceeds from mutual funds shares sold................     3,896,181        1,053,551      26,291,865       6,963,211
  Cost of mutual fund shares sold.......................    (1,937,519)      (1,245,798)    (15,616,633)     (7,828,516)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments.................     1,958,662         (192,247)     10,675,232        (865,305)
  Change in unrealized gain (loss)
    on investments......................................    (9,210,314)         217,481     (63,828,051)     (2,208,474)
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments......................    (7,251,652)          25,234     (53,152,819)     (3,073,779)
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains..............................     1,651,923                -      38,254,963               -
     Net increase (decrease) in contract owners'
      equity resulting from operations..................    (5,882,901)         (14,828)    (16,579,844)     (1,446,940)
                                                         =============   ==============  ==============  ==============




                                                            MFSRSRCH        MFSMYMKT        MFSTOTRE        NSATMYMKT
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends.................................. $            -       2,327,028       1,549,266          74,389
  Mortality and expense risk charges
    (note 2)............................................       (654,205)       (530,084)       (611,348)        (15,405
    Net investment income...............................       (654,205)      1,796,944         937,918          58,984
                                                         --------------  --------------  --------------  --------------
  Proceeds from mutual funds shares sold................      9,706,847      20,031,016      13,652,731         956,264
  Cost of mutual fund shares sold.......................     (4,489,820)    (20,031,016)    (12,820,279)       (956,264
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.................      5,217,027               -         832,452               -
  Change in unrealized gain (loss)
    on investments......................................    (12,669,677)              -       3,916,825               -
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments......................     (7,452,650)              -       4,749,277               -
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..............................      5,538,588               -       1,660,870               -
                                                         --------------  --------------  --------------  --------------
     Net increase (decrease) in contract owners'
  equity resulting from operations...................... $   (2,568,267)      1,796,944       7,348,065          58,984
                                                         ==============  ==============  ==============  ==============


                 See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                          Total                                  MFSGrStk
                                                  2000               1999                2000               1999
Investment activity:
  Net investment income .................    $   1,093,414          2,041,835         (1,345,817)        (1,091,862)
  Realized gain (loss) on investments ...       29,385,636         32,349,056          7,727,284          5,958,247
  Change in unrealized gain (loss)
     on investments .....................     (112,242,717)        22,704,757        (22,729,280)        15,455,405
  Reinvested capital gains ..............       56,783,698         30,356,218          8,100,667          7,544,492
                                             -------------     --------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................      (24,979,969)        87,451,866         (8,247,146)        27,866,282
                                             -------------     --------------      -------------      -------------
Equity transactions:
  Purchase payments received from
     contract owners ....................        9,794,849         13,486,199          2,276,406          3,993,587
  Transfers between funds ...............              -                  -            4,988,140         10,768,381
  Redemptions ...........................      (79,687,081)       (93,890,119)       (13,206,772)       (14,092,092)
  Annuity benefits ......................         (716,420)          (670,897)           (81,766)           (65,351)
  Annual contract maintenance charges
     (note 2) ...........................         (213,114)          (241,389)           (30,186)           (27,619)
  Contingent deferred sales charges
     (note 2) ...........................         (110,338)          (156,849)           (22,857)           (21,585)
  Adjustments to maintain reserves ......          105,946              1,436                284            (10,309)
                                             -------------     --------------      -------------      -------------
       Net equity transactions ..........      (70,826,158)       (81,471,619)        (6,076,751)           545,012
                                             -------------     --------------      -------------      -------------

Net change in contract owners' equity ...      (95,806,127)         5,980,247        (14,323,897)        28,411,294
Contract owners' equity beginning
  of period .............................      523,978,984        517,998,737        102,866,367         74,455,073
                                             -------------     --------------      -------------      -------------
Contract owners' equity end of period ...    $ 428,172,857        523,978,984         88,542,470        102,866,367
                                             =============     ==============      =============      =============

CHANGES IN UNITS:
  Beginning units .......................        4,531,967          5,456,431            384,485            380,682
                                             -------------     --------------      -------------      -------------
  Units purchased .......................          875,584          1,147,114             62,418            115,169
  Units redeemed ........................       (1,570,909)        (2,071,578)           (85,266)          (111,366)
                                             -------------     --------------      -------------      -------------
  Ending units ..........................        3,836,642          4,531,967            361,637            384,485
                                             =============     ==============      =============      =============



                                                            MFSInvTr                              MFSBdFd
                                                    2000                1999               2000              1999
Investment activity:
  Net investment income .................          (482,612)          (446,909)         1,160,585          1,334,669
  Realized gain (loss) on investments ...         4,489,644          6,257,793           (457,113)          (111,004)
  Change in unrealized gain (loss)
     on investments .....................        (6,418,885)        (4,553,230)           687,658         (2,051,919)
  Reinvested capital gains ..............         1,576,687          1,413,976                -                  -
                                              -------------       ------------       ------------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .......................          (835,166)         2,671,630          1,391,130           (828,254)
                                              -------------       ------------       ------------        -----------
Equity transactions:
  Purchase payments received from
     contract owners ....................           362,561          1,009,480            322,105            384,574
  Transfers between funds ...............        (3,127,444)        (1,193,708)          (165,234)        (1,297,499)
  Redemptions ...........................        (7,635,760)        (9,374,362)        (3,419,827)        (5,140,591)
  Annuity benefits ......................           (49,231)           (50,984)           (77,101)           (75,346)
  Annual contract maintenance charges
     (note 2) ...........................           (15,525)           (19,536)            (9,803)           (13,003)
  Contingent deferred sales charges
     (note 2) ...........................           (11,331)           (17,722)            (7,091)            (9,288)
  Adjustments to maintain reserves ......            12,399              6,257             16,718               (228)
                                              -------------       ------------       ------------        -----------
       Net equity transactions ..........       (10,464,331)        (9,640,575)        (3,340,233)        (6,151,381)
                                              -------------       ------------       ------------        -----------

Net change in contract owners' equity ...       (11,299,497)        (6,968,945)        (1,949,103)        (6,979,635)
Contract owners' equity beginning
  of period .............................        49,904,493         56,873,438         20,993,311         27,972,946
                                              -------------       ------------       ------------        -----------
Contract owners' equity end of period ...        38,604,996         49,904,493         19,044,208         20,993,311
                                              =============       ============       ============        ===========

CHANGES IN UNITS:
  Beginning units ......................            300,692            362,858            421,806            548,000
                                              -------------       ------------       ------------        -----------
  Units purchased ......................             14,451             33,712             34,426             17,102
  Units redeemed .......................            (78,170)           (95,878)           (99,822)          (143,296)
                                              -------------       ------------       ------------        -----------
  Ending units .........................            236,973            300,692            356,410            421,806
                                              =============       ============       ============        ===========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                         MFSEmGro                             MFSGGvt
                                                  2000               1999              2000            1999
Investment activity:
  Net investment income ................     $   (283,172)         (202,824)          (40,062)          222,275
  Realized gain (loss) on investments ..        1,958,662         2,816,810          (192,247)         (176,635)
  Change in unrealized gain (loss)
     on investments ....................       (9,210,314)        3,965,332           217,481          (251,529)
  Reinvested capital gains .............        1,651,923            97,012               -                 -
                                             ------------      ------------      ------------     -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,882,901)        6,676,330           (14,828)         (205,889)
                                             ------------      ------------      ------------     -------------
Equity transactions:
  Purchase payments received from
     contract owners ...................          674,014         1,796,971            50,971            60,934
  Transfers between funds ..............        3,463,078          (181,944)         (333,810)         (524,193)
  Redemptions ..........................       (2,831,283)       (3,808,479)         (690,519)       (1,094,100)
  Annuity benefits .....................           (3,678)           (3,048)           (6,588)           (8,412)
  Annual contract maintenance charges
     (note 2) ..........................           (9,526)           (8,529)           (2,286)           (3,111)
  Contingent deferred sales charges
     (note 2) ..........................           (5,860)           (6,544)           (1,784)             (539)
  Adjustments to maintain reserves .....           (1,716)              369             1,226             1,038
                                             ------------      ------------      ------------     -------------
       Net equity transactions .........        1,285,029        (2,211,204)         (982,790)       (1,568,383)
                                             ------------      ------------      ------------     -------------
Net change in contract owners' equity ..       (4,597,872)        4,465,126          (997,618)       (1,774,272)
Contract owners' equity beginning
  of period ............................       20,584,056        16,118,930         3,591,664         5,365,936
                                             ------------      ------------      ------------     -------------
Contract owners' equity end of period ..     $ 15,986,184        20,584,056         2,594,046         3,591,664
                                             ============      ============      ============     =============

CHANGES IN UNITS:
  Beginning units ......................          276,955           321,248           665,513           798,364
                                             ------------      ------------      ------------     -------------
  Units purchased ......................           87,426           107,564            39,775            45,201
  Units redeemed .......................          (72,275)         (151,857)         (125,797)         (178,052)
                                             ------------      ------------      ------------     -------------
  Ending units .........................          292,106           276,955           579,491           665,513
                                             ============      ============      ============     =============



                                                         MFSGrOpp                            MFSHiInc
                                                  2000              1999               2000              1999
Investment activity:
  Net investment income ................        (1,681,988)       (1,766,035)        1,626,839         1,927,232
  Realized gain (loss) on investments ..        10,675,232         8,616,051          (865,305)         (139,796)
  Change in unrealized gain (loss)
     on investments ....................       (63,828,051)       16,486,755        (2,208,474)         (387,891)
  Reinvested capital gains .............        38,254,963        14,239,127               -                 -
                                             -------------     -------------    --------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (16,579,844)       37,575,898        (1,446,940)        1,399,545
                                             -------------     -------------    --------------      ------------
Equity transactions:
  Purchase payments received from
     contract owners ...................         1,423,111         2,492,192         1,058,776           331,911
  Transfers between funds ..............           354,658        (3,229,327)         (428,278)       (1,601,990)
  Redemptions ..........................       (21,715,633)      (22,992,059)       (3,995,109)       (4,814,330)
  Annuity benefits .....................          (197,490)         (166,195)          (81,041)          (87,932)
  Annual contract maintenance charges
     (note 2) ..........................           (64,261)          (70,423)          (12,539)          (16,665)
  Contingent deferred sales charges
     (note 2) ..........................           (25,041)          (30,048)           (4,899)           (8,379)
  Adjustments to maintain reserves .....            26,922           (12,497)           18,088            16,018
                                             -------------     -------------    --------------      ------------
       Net equity transactions .........       (20,197,734)      (24,008,357)       (3,445,002)       (6,181,367)
                                             -------------     -------------    --------------      ------------
Net change in contract owners' equity ..       (36,777,578)       13,567,541        (4,891,942)       (4,781,822)
Contract owners' equity beginning
  of period ............................       154,516,933       140,949,392        20,871,781        25,653,603
                                             -------------     -------------    --------------      ------------
Contract owners' equity end of period ..       117,739,355       154,516,933        15,979,839        20,871,781
                                             =============     =============    ==============      ============

CHANGES IN UNITS:
  Beginning units ......................            72,133           102,993           310,156           403,250
                                             -------------     -------------    --------------      ------------
  Units purchased ......................             1,180             5,964            61,315            66,570
  Units redeemed .......................           (21,366)          (36,824)         (113,052)         (159,664)
                                             -------------     -------------    --------------      ------------
  Ending units .........................            51,947            72,133           258,419           310,156
                                             =============     =============    ==============      ============

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, Continued
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                         MFSRsrch                           MFSMyMkt
                                                 2000              1999             2000               1999
Investment activity:
  Net investment income ................     $   (654,205)         (659,526)        1,796,944         1,554,647
  Realized gain (loss) on investments ..        5,217,027         7,252,526               -                 -
  Change in unrealized gain (loss)
     on investments ....................      (12,669,677)         (227,551)              -                 -
  Reinvested capital gains .............        5,538,588         3,686,963               -                 -
                                             ------------      ------------     -------------     -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (2,568,267)       10,052,412         1,796,944         1,554,647
                                             ------------      ------------     -------------     -------------
Equity transactions:
  Purchase payments received from
     contract owners ...................          672,403         1,672,547         1,547,458           782,924
  Transfers between funds ..............       (1,516,316)       (2,490,592)           16,451         3,148,451
  Redemptions ..........................       (6,389,671)       (9,391,456)      (10,379,994)      (11,884,305)
  Annuity benefits .....................          (61,030)          (50,346)          (64,017)          (73,068)
  Annual contract maintenance charges
     (note 2) ..........................          (16,418)          (17,954)          (31,292)          (37,058)
  Contingent deferred sales charges
     (note 2) ..........................           (6,002)           (8,945)          (10,808)          (32,130)
  Adjustments to maintain reserves .....           26,186            26,933            11,379            (3,554)
       Net equity transactions .........       (7,290,848)      (10,259,813)       (8,910,823)       (8,098,740)

Net change in contract owners' equity ..       (9,859,115)         (207,401)       (7,113,879)       (6,544,093)
Contract owners' equity beginning
  of period ............................       53,028,228        53,235,629        44,875,625        51,419,718
                                             ------------      ------------     -------------     -------------
Contract owners' equity end of period ..     $ 43,169,113        53,028,228        37,761,746        44,875,625
                                             ============      ============     =============     =============

CHANGES IN UNITS:
  Beginning units ......................          251,005           308,658         1,336,896         1,581,176
                                             ------------      ------------     -------------     -------------
  Units purchased ......................           16,384            31,296           508,188           703,117
  Units redeemed .......................          (50,416)          (88,949)         (769,465)         (947,397)
                                             ------------      ------------     -------------     -------------
  Ending units .........................          216,973           251,005         1,075,619         1,336,896
                                             ============      ============     =============     =============



                                                      MFSTotRe                            NSATMyMkt
                                                 2000             1999             2000                 1999
Investment activity:
  Net investment income ................         937,918         1,128,542            58,984            41,626
  Realized gain (loss) on investments ..         832,452         1,875,064               -                 -
  Change in unrealized gain (loss)
     on investments ....................       3,916,825        (5,730,615)              -                 -
  Reinvested capital gains .............       1,660,870         3,374,648               -                 -
                                           -------------     -------------       -----------         ---------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       7,348,065           647,639            58,984            41,626
                                           -------------     -------------       -----------         ---------
Equity transactions:
  Purchase payments received from
     contract owners ...................       1,394,440           946,201            12,604            14,878
  Transfers between funds ..............      (3,284,229)       (3,370,521)           32,984           (27,058)
  Redemptions ..........................      (9,232,465)      (10,996,606)         (190,048)         (301,739)
  Annuity benefits .....................         (94,478)          (90,215)              -                 -
  Annual contract maintenance charges
     (note 2) ..........................         (19,817)          (25,741)           (1,461)           (1,750)
  Contingent deferred sales charges
     (note 2) ..........................         (13,077)          (19,527)           (1,588)           (2,142)
  Adjustments to maintain reserves .....            (430)          (22,524)           (5,110)              (67)
       Net equity transactions .........     (11,250,056)      (13,578,933)         (152,619)         (317,878)

Net change in contract owners' equity ..      (3,901,991)      (12,931,294)          (93,635)         (276,252)
Contract owners' equity beginning
  of period ............................      51,658,585        64,589,879         1,087,941         1,364,193
                                           -------------     -------------       -----------         ---------
Contract owners' equity end of period ..      47,756,594        51,658,585           994,306         1,087,941
                                           =============     =============       ===========         =========

CHANGES IN UNITS:
  Beginning units ......................         469,593           593,748            42,733            55,454
                                           -------------     -------------       -----------         ---------
  Units purchased ......................          22,829            20,328            27,192             1,091
  Units redeemed .......................        (122,670)         (144,483)          (32,610)          (13,812)
                                           -------------     -------------       -----------         ---------
  Ending units .........................         369,752           469,593            37,315            42,733
                                           =============     =============       ===========         =========


                See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,2000 AND 1999

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

            Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

            Massachusetts Investors Trust - Class A (MFSInvTr)

            MFS((R)) Bond Fund - Class A (MFSBdFd)

            MFS((R)) Emerging Growth Fund - Class A (MFSEmGro)

            MFS((R)) Global Governments Fund - Class A (MFSGGvt) (formerly MFS World Governments Fund)

            MFS((R)) Growth Opportunities Fund - Class A (MFSGrOpp)

            MFS((R)) High Income Fund - Class A (MFSHiInc)

            MFS((R)) Research Fund - Class A (MFSRsrch)

            MFS Series Trust IV - MFS((R)) Money Market Fund (MFSMyMkt)

            MFS((R)) Total Return Fund - Class A (MFSTotRe)

            Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
              (managed for a fee by an affiliated investment advisor)

        At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

        During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

        Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning
    February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

    The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units;and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Financial Highlights

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

    The following is a summary for 2000:


                                                                              Unit          Contract                      Total
                                                                Units       Fair Value    Owners' Equity   Expenses(*)   Return(**)
                                                                -----       ----------    --------------   -----------   ----------
Contracts in accumulation phase:
Massachusetts Investors Growth Stock Fund -
 Class A:
  Non-tax qualified ...................................             283     $242.802557     $    68,713        1.41%      (8.15)%
  Tax qualified spectrum ..............................         264,430      253.861108      67,128,493        1.41%      (8.42)%
  Non-tax qualified spectrum ..........................          92,890      215.414123      20,009,818        1.41%      (8.42)%
  Non-tax qualified spectrum (81-225) .................           4,035      234.665902         946,877        1.41%      (8.42)%
Massachusetts Investors Trust - Class A:
  Tax qualified spectrum ..............................         181,190      165.490844      29,985,286        1.26%      (1.63)%
  Non-tax qualified spectrum ..........................          54,802      148.485046       8,137,277        1.26%      (1.63)%
  Non-tax qualified spectrum (81-225) .................             981      157.750647         154,753        1.26%      (1.63)%
MFS Bond Fund - Class A:
  Non-tax qualified ...................................              55       61.878057           3,403        1.31%       7.69%
  Tax qualified spectrum ..............................         236,802       52.431142      12,415,799        1.31%       7.37%
  Non-tax qualified spectrum ..........................         118,772       52.388302       6,222,263        1.31%       7.37%
  Non-tax qualified spectrum (81-225) .................             782       52.593159          41,128        1.31%       7.37%
MFS Emerging Growth Fund - Class A:
  Tax qualified spectrum ..............................         292,044       54.694222      15,973,119        1.55%      (26.35)%
  Non-tax qualified spectrum (81-225) .................              62       54.694222           3,391        1.55%      (26.35)%
MFS Global Governments Fund - Class A:
  Tax qualified spectrum ..............................          44,427       49.344888       2,192,245        1.31%       0.07%
  Non-tax qualified spectrum ..........................           7,210       48.108072         346,859        1.31%       0.07%
  Non-tax qualified spectrum (81-225) .................             310       49.268187          15,273        1.31%       0.07%
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................             902      225.168447         203,102        1.41%      (12.18)%
  Tax qualified spectrum ..............................         466,347      206.878418      96,477,130        1.41%      (12.44)%
  Non-tax qualified spectrum ..........................         103,204      175.731410      18,136,184        1.41%      (12.44)%
  Non-tax qualified spectrum (81-225) .................           9,038      193.899831       1,752,467        1.41%      (12.44)%
MFS High Income Fund - Class A:
  Non-tax qualified ...................................             217       70.251451          15,245        1.35%      (7.97)%
  Tax qualified spectrum ..............................         166,438       60.842736      10,126,543        1.35%      (8.25)%
  Non-tax qualified spectrum ..........................          88,149       59.919692       5,281,861        1.35%      (8.25)%
  Non-tax qualified spectrum (81-225) .................           3,616       60.842736         220,007        1.35%      (8.25)%
MFS Research Fund - Class A:
  Tax qualified spectrum ..............................         159,948      204.041714      32,636,064        1.37%      (5.85)%
  Non-tax qualified spectrum ..........................          56,126      178.285383      10,006,445        1.37%      (5.85)%
  Non-tax qualified spectrum (81-225) .................             900      201.660027         181,494        1.37%      (5.85)%
MFS Series Trust IV - MFS Money Market Fund:
  Non-tax qualified ...................................           1,494       41.297513          61,698        1.29%       4.85%
  Tax qualified spectrum ..............................         698,413       34.794442      24,300,891        1.29%       4.53%
  Non-tax qualified spectrum ..........................         375,712       34.818619      13,081,773        1.29%       4.53%
MFS Total Return Fund - Class A:
  Tax qualified spectrum ..............................         271,352      129.147223      35,044,357        1.24%      17.49%
  Non-tax qualified spectrum ..........................          97,604      125.010205      12,201,496        1.24%      17.49%
  Non-tax qualified spectrum (81-225) .................             797      127.890790         101,929        1.24%      17.49%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                             Unit         Contract
                                                                              Units        Fair Value   Owners' Equity
                                                                              -----        ----------   --------------
Nationwide Separate Account Trust -
Money Market Fund:
 Tax qualified spectrum ...........................................           16,534       26.635917          440,398
 Non-tax qualified spectrum........................................           20,782       26.653239          553,908
                                                                            ========       =========
Reserves for annuity contracts in payout phase:
 Tax qualified.....................................................                                            64,663
 Non-tax qualified.................................................                                             7,909
 Tax qualified spectrum............................................                                         2,504,384
 Non-tax qualified spectrum........................................                                         1,128,212
                                                                                                        -------------
                                                                                                        $ 428,172,857
                                                                                                        =============
The following is a summary for 1999:
MFS Series Trust IV - MFS Money Market Fund:
 Non-tax qualified ................................................            1,494     $ 39.388969     $     58,847
 Tax qualified spectrum ...........................................          836,061       33.286752       27,829,755
 Non-tax qualified spectrum .......................................          499,340       33.309883       16,632,957
Massachusetts Investors Growth Stock Fund -
Class A:
 Non-tax qualified ................................................              706      264.338201          186,623
 Tax qualified spectrum ...........................................          281,457      277.213327       78,023,631
 Non-tax qualified spectrum .......................................           98,328      235.229678       23,129,664
 Non-tax qualified spectrum (81-225) ..............................            3,994      256.252391        1,023,472
Massachusetts Investors Trust - Class A:
 Non-tax qualified ................................................              289      199.617423           57,689
 Tax qualified spectrum ...........................................          235,642      168.230713       39,642,222
 Non-tax qualified spectrum .......................................           63,779      150.943364        9,627,017
 Non-tax qualified spectrum (81-225) ..............................              982      160.362369          157,476
MFS Bond Fund - Class A:

 Non-tax qualified ................................................               56       57.457644            3,218
 Tax qualified spectrum ...........................................          296,161       48.832757       14,462,358
 Non-tax qualified spectrum .......................................          124,805       48.792845        6,089,591
 Non-tax qualified spectrum (81-225) ..............................              784       48.983649           38,403
MFS Emerging Growth Fund - Class A:
 Tax qualified spectrum ...........................................          276,955       74.260820       20,566,905
MFS Growth Opportunities Fund - Class A:
 Non-tax qualified ................................................            1,102      256.397950          282,551
 Tax qualified spectrum ...........................................          540,025      236.283783      127,599,150
 Non-tax qualified spectrum .......................................          114,789      200.709590       23,039,253
 Non-tax qualified spectrum (81-225) ..............................            9,598      221.460448        2,125,577
MFS High Income Fund - Class A:
 Non-tax qualified ................................................              217       76.334509           16,565
 Tax qualified spectrum ...........................................          214,222       66.310941       14,205,262
 Non-tax qualified spectrum .......................................           91,528       65.304939        5,977,230
 Non-tax qualified spectrum (81-225) ..............................            4,190       66.310941          277,843
MFS Research Fund - Class A:
 Non-tax qualified ................................................              434      221.469939           96,118
 Tax qualified spectrum ...........................................          186,365      216.708566       40,386,892
 Non-tax qualified spectrum .......................................           62,991      189.353287       11,927,553
 Non-tax qualified spectrum (81-225) ..............................            1,216      214.179022          260,442
MFS Total Return Fund - Class A:
 Tax qualified spectrum ...........................................          359,370      109.920643       39,502,181
 Non-tax qualified spectrum .......................................          109,211      106.399516       11,619,998
 Non-tax qualified spectrum (81-225) ..............................            1,014      108.851257          110,375



                                                                                       Total
                                                                          Expenses(*) Return(**)
                                                                          ----------- ----------
Nationwide Separate Account Trust -
Money Market Fund:
 Tax qualified spectrum ...........................................           1.56%     4.66%
 Non-tax qualified spectrum........................................           1.56%     4.66%
Reserves for annuity contracts in payout phase:
 Tax qualified.....................................................
 Non-tax qualified.................................................
 Tax qualified spectrum............................................
 Non-tax qualified spectrum........................................

The following is a summary for 1999:
 MFS Series Trust IV - MFS Money Market Fund:
 Non-tax qualified ................................................           1.32%     3.63%
 Tax qualified spectrum ...........................................           1.32%     3.32%
 Non-tax qualified spectrum .......................................           1.32%     3.32%
Massachusetts Investors Growth Stock Fund -
Class A:
 Non-tax qualified ................................................           1.24%    37.37%
 Tax qualified spectrum ...........................................           1.24%    36.95%
 Non-tax qualified spectrum .......................................           1.24%    36.95%
 Non-tax qualified spectrum (81-225) ..............................           1.24%    36.95%
Massachusetts Investors Trust - Class A:
 Non-tax qualified ................................................           1.32%     5.89%
 Tax qualified spectrum ...........................................           1.32%     5.57%
 Non-tax qualified spectrum .......................................           1.32%     5.57%
 Non-tax qualified spectrum (81-225) ..............................           1.32%     5.57%
MFS Bond Fund - Class A:

 Non-tax qualified ................................................           1.33%    (2.95)%
 Tax qualified spectrum ...........................................           1.33%    (3.25)%
 Non-tax qualified spectrum .......................................           1.33%    (3.25)%
 Non-tax qualified spectrum (81-225) ..............................           1.33%    (3.25)%
MFS Emerging Growth Fund - Class A:
 Tax qualified spectrum ...........................................           1.11%    48.13%
MFS Growth Opportunities Fund - Class A:
 Non-tax qualified ................................................           1.21%    31.50%
 Tax qualified spectrum ...........................................           1.21%    31.10%
 Non-tax qualified spectrum .......................................           1.21%    31.10%
 Non-tax qualified spectrum (81-225) ..............................           1.21%    31.10%
MFS High Income Fund - Class A:
 Non-tax qualified ................................................           1.38%     5.93%
 Tax qualified spectrum ...........................................           1.38%     5.61%
 Non-tax qualified spectrum .......................................           1.38%     5.61%
 Non-tax qualified spectrum (81-225) ..............................           1.38%     5.61%
MFS Research Fund - Class A:
 Non-tax qualified ................................................           1.25%    22.58%
 Tax qualified spectrum ...........................................           1.25%    22.21%
 Non-tax qualified spectrum .......................................           1.25%    22.21%
 Non-tax qualified spectrum (81-225) ..............................           1.25%    22.21%
MFS Total Return Fund - Class A:
 Tax qualified spectrum ...........................................           1.34%     0.95%
 Non-tax qualified spectrum .......................................           1.34%     0.95%
 Non-tax qualified spectrum (81-225) ..............................           1.34%     0.95%


                                                                                                  Unit                 Contract
                                                                                   Units        Fair Value           Owners' Equity
                                                                                   -----        ----------           --------------
   MFS World Governments Fund - Class A:
    Tax qualified spectrum........................................                   63,386      49.309941               3,125,560
    Non-tax qualified spectrum....................................                    8,381      48.073994                 402,908
    Non-tax qualified spectrum (81-225)...........................                      367      49.233289                  18,069
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum........................................                   20,531      25.451018                 522,535
    Non-tax qualified spectrum....................................                   22,201      25.467570                 565,406
                                                                               ============    ===========
   Reserves for annuity contracts in payout phase:
    Tax qualified.................................................                                                          74,006
    Non-tax qualified.............................................                                                          26,228
    Tax qualified spectrum........................................                                                       2,980,540
    Non-tax qualified spectrum....................................                                                       1,306,914
                                                                                                                     -------------
                                                                                                                      $523,978,984
                                                                                                                     =============
The following is a summary for 1998:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified.............................................                    6,827    $ 38.008785             $   259,486
    Tax qualified spectrum........................................                1,006,298      32.218020              32,420,929
    Non-tax qualified spectrum....................................                  568,052      32.240409              18,314,229
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified.............................................                      825     192.429178                 158,754
    Tax qualified spectrum........................................                  280,157     202.414393              56,707,809
    Non-tax qualified spectrum....................................                   95,701     171.758959              16,437,504
    Non-tax qualified spectrum (81-225)...........................                    3,999     187.109241                 748,250
   Massachusetts Investors Trust - Class A:
    Non-tax qualified.............................................                      289     188.520679                  54,482
    Tax qualified spectrum........................................                  278,446     159.361559              44,373,589
    Non-tax qualified spectrum....................................                   83,119     142.985600              11,884,820
    Non-tax qualified spectrum (81-225)...........................                    1,004     151.908034                 152,516
   MFS Bond Fund - Class A:
    Non-tax qualified.............................................                      342      59.205904                  20,248
    Tax qualified spectrum........................................                  402,734      50.471558              20,326,612
    Non-tax qualified spectrum....................................                  144,138      50.430297               7,268,922
    Non-tax qualified spectrum (81-225)...........................                      786      50.627514                  39,793
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum........................................                  320,469       50.13119              16,065,492
    Non-tax qualified spectrum (81-225)...........................                      779       50.13119                  39,052
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified.............................................                      830     194.984157                 161,837
    Tax qualified spectrum........................................                  633,469     180.233377             114,172,257
    Non-tax qualified spectrum....................................                  152,136     153.097965              23,291,712
    Non-tax qualified spectrum (81-225)...........................                   11,929     168.926385               2,015,123
   MFS High Income Fund - Class A:
    Non-tax qualified.............................................                      217      72.060325                  15,637
    Tax qualified spectrum........................................                  279,479      62.788270              17,548,003
    Non-tax qualified spectrum....................................                  119,105      61.835712               7,364,942
    Non-tax qualified spectrum (81-225)...........................                    4,449      62.788270                 279,345
   MFS Research Fund - Class A:
    Non-tax qualified.............................................                      390     180.672640                  70,462
    Tax qualified spectrum........................................                  225,728     177.325237              40,027,271
    Non-tax qualified spectrum....................................                   81,260     154.941343              12,590,534
    Non-tax qualified spectrum (81-225)...........................                    1,280     175.255390                 224,327



                                                                                                    Total
                                                                                    Expenses(*)   Return(**)
                                                                                    -----------   ----------
   MFS World Governments Fund - Class A:
    Tax qualified spectrum........................................                      1.22%      (4.76)%
    Non-tax qualified spectrum....................................                      1.22%      (4.76)%
    Non-tax qualified spectrum (81-225)...........................                      1.22%      (4.76)%
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum........................................                      1.30%       3.49%
    Non-tax qualified spectrum....................................                      1.30%       3.49%

   Reserves for annuity contracts in payout phase:
    Tax qualified.................................................
    Non-tax qualified.............................................
    Tax qualified spectrum........................................
    Non-tax qualified spectrum....................................


The following is a summary for 1998:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified.............................................                      1.33%       3.91%
    Tax qualified spectrum........................................                      1.33%       3.59%
    Non-tax qualified spectrum....................................                      1.33%       3.59%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified.............................................                      1.29%      38.60%
    Tax qualified spectrum........................................                      1.29%      38.18%
    Non-tax qualified spectrum....................................                      1.29%      38.18%
    Non-tax qualified spectrum (81-225)...........................                      1.29%      38.18%
   Massachusetts Investors Trust - Class A:
    Non-tax qualified.............................................                      1.32%      21.72%
    Tax qualified spectrum........................................                      1.32%      21.35%
    Non-tax qualified spectrum....................................                      1.32%      21.35%
    Non-tax qualified spectrum (81-225)...........................                      1.32%      21.35%
   MFS Bond Fund - Class A:
    Non-tax qualified.............................................                      1.31%       3.43%
    Tax qualified spectrum........................................                      1.31%       3.12%
    Non-tax qualified spectrum....................................                      1.31%       3.12%
    Non-tax qualified spectrum (81-225)...........................                      1.31%       3.12%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum........................................                      1.24%      22.87%
    Non-tax qualified spectrum (81-225)...........................                      1.24%      22.87%
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified.............................................                      1.30%      27.88%
    Tax qualified spectrum........................................                      1.30%      27.49%
    Non-tax qualified spectrum....................................                      1.30%      27.49%
    Non-tax qualified spectrum (81-225)...........................                      1.30%      27.49%
   MFS High Income Fund - Class A:
    Non-tax qualified.............................................                      1.38%       0.02%
    Tax qualified spectrum........................................                      1.38%      (0.28)%
    Non-tax qualified spectrum....................................                      1.38%      (0.28)%
    Non-tax qualified spectrum (81-225)...........................                      1.38%      (0.28)%
   MFS Research Fund - Class A:
    Non-tax qualified.............................................                      1.31%      21.69%
    Tax qualified spectrum........................................                      1.31%      21.33%
    Non-tax qualified spectrum....................................                      1.31%      21.33%
    Non-tax qualified spectrum (81-225)...........................                      1.31%      21.33%



                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                        Unit
                                                                                    Units            Fair Value    Owners' Equity
   MFS Total Return Fund - Class A:
    Non-tax qualified ...................................................              146           117.432831           17,145
    Tax qualified spectrum ..............................................          465,417           108.882919       50,675,962
    Non-tax qualified spectrum ..........................................          127,066           105.395033       13,392,125
    Non-tax qualified spectrum (81-225) .................................            1,118           107.823630          120,547
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................           85,861            51.773614        4,445,334
    Non-tax qualified spectrum ..........................................           16,423            50.475906          828,966
    Non-tax qualified spectrum (81-225) .................................              709            51.693122           36,650
   Nationwide Separate Account Trust -
   Money Market Fund:
    Tax qualified spectrum ..............................................           32,830            24.593912          807,418
    Non-tax qualified spectrum ..........................................           22,624            24.609906          556,775
                                                                               ===========       ==============
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................                                                65,104
    Non-tax qualified ...................................................                                                41,989
    Tax qualified spectrum ..............................................                                             2,737,591
    Non-tax qualified spectrum ..........................................                                             1,239,194
                                                                                                                   ------------
                                                                                                                   $517,998,737
                                                                                                                   ============
The following is a summary for 1997:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................            6,828          $ 36.580276    $     249,770
    Tax qualified spectrum ..............................................        1,143,756            31.101395       35,572,407
    Non-tax qualified spectrum ..........................................          556,766            31.123008       17,328,233
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................              850           138.838952          118,013
    Tax qualified spectrum ..............................................          289,531           146.486721       42,412,447
    Non-tax qualified spectrum ..........................................           88,204           124.301472       10,963,887
    Non-tax qualified spectrum (81-225) .................................            4,090           135.410415          553,829
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................               16           164.129808            2,626
    Non-tax qualified ...................................................              289           154.878002           44,760
    Tax qualified spectrum ..............................................          312,848           131.320106       41,083,233
    Non-tax qualified spectrum ..........................................          103,123           117.825672       12,150,537
    Non-tax qualified spectrum (81-225) .................................            1,827           125.178102          228,700
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................              595            57.243116           34,060
    Tax qualified spectrum ..............................................          453,678            48.946623       22,206,006
    Non-tax qualified spectrum ..........................................          147,342            48.906597        7,205,996
    Non-tax qualified spectrum (81-225) .................................              789            49.097863           38,738
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................          385,073            40.798757       15,710,500
    Non-tax qualified spectrum (81-225) .................................              674            40.798757           27,498
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified ...................................................            1,008           152.474948          153,695
    Tax qualified spectrum ..............................................          732,936           141.368069      103,613,747
    Non-tax qualified spectrum ..........................................          172,812           120.084102       20,751,974
    Non-tax qualified spectrum (81-225) .................................           12,840           132.499304        1,701,291


                                                                                            Contract              Total
                                                                                           Expenses(*)          Return(**)
   MFS Total Return Fund - Class A:
    Non-tax qualified ...................................................                     1.33%               10.50%
    Tax qualified spectrum ..............................................                     1.33%               10.17%
    Non-tax qualified spectrum ..........................................                     1.33%               10.17%
    Non-tax qualified spectrum (81-225) .................................                     1.33%               10.17%
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................                     1.25%                2.79%
    Non-tax qualified spectrum ..........................................                     1.25%                2.79%
    Non-tax qualified spectrum (81-225) .................................                     1.25%                2.79%
   Nationwide Separate Account Trust -
   Money Market Fund:
    Tax qualified spectrum ..............................................                     1.31%                3.90%
     Non-tax qualified spectrum .........................................                     1.31%                3.90%

   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................
    Non-tax qualified ...................................................
    Tax qualified spectrum ..............................................
    Non-tax qualified spectrum ..........................................

The following is a summary for 1997:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................                     1.33%                3.86%
    Tax qualified spectrum ..............................................                     1.33%                3.54%
    Non-tax qualified spectrum ..........................................                     1.33%                3.54%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................                     1.33%               46.67%
    Tax qualified spectrum ..............................................                     1.33%               46.23%
    Non-tax qualified spectrum ..........................................                     1.33%               46.23%
    Non-tax qualified spectrum (81-225) .................................                     1.33%               46.23%
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................                     1.37%               30.38%
    Non-tax qualified ...................................................                     1.37%               30.38%
    Tax qualified spectrum ..............................................                     1.37%               29.98%
    Non-tax qualified spectrum ..........................................                     1.37%               29.98%
    Non-tax qualified spectrum (81-225) .................................                     1.37%               29.98%
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................                     1.28%                9.25%
    Tax qualified spectrum ..............................................                     1.28%                8.92%
    Non-tax qualified spectrum ..........................................                     1.28%                8.92%
    Non-tax qualified spectrum (81-225) .................................                     1.28%                8.92%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................                     1.32%               19.07%
    Non-tax qualified spectrum (81-225) .................................                     1.32%               19.07%
   MFS Growth Opportunities Fund - Class A:
    Non-tax qualified ...................................................                     1.36%               22.05%
    Tax qualified spectrum ..............................................                     1.36%               21.68%
    Non-tax qualified spectrum ..........................................                     1.36%               21.68%
    Non-tax qualified spectrum (81-225) .................................                     1.36%               21.68%

                                                                                                        Unit           Contract
                                                                                  Units               Fair Value    Owners' Equity
   MFS High Income Fund - Class A:
    Non-tax qualified ...................................................             358               72.045586          25,792
    Tax qualified spectrum ..............................................         332,136               62.966234      20,913,353
    Non-tax qualified spectrum ..........................................         154,453               62.010978       9,577,782
    Non-tax qualified spectrum (81-225) .................................           4,996               62.966234         314,579
   MFS Research Fund - Class A:
    Non-tax qualified ...................................................             390              148.464541          57,901
    Tax qualified spectrum ..............................................         265,836              146.156474      38,853,652
    Non-tax qualified spectrum ..........................................          93,659              127.707031      11,960,913
    Non-tax qualified spectrum (81-225) .................................           1,318              144.450450         190,386
   MFS Total Return Fund - Class A:
    Tax qualified .......................................................             131              108.143295          14,167
    Tax qualified spectrum ..............................................         570,631               98.832664      56,396,982
    Non-tax qualified spectrum ..........................................         145,316               95.666722      13,901,905
    Non-tax qualified spectrum (81-225) .................................             805               97.871152          78,786
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................         115,417               50.368842       5,813,421
    Non-tax qualified spectrum ..........................................          15,550               49.106357         763,604
    Non-tax qualified spectrum (81-225) .................................             666               50.290543          33,494
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum ..............................................          41,782               23.669908         988,976
    Non-tax qualified spectrum ..........................................          26,117               23.685302         618,589
                                                                               ==========             ===========
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................                                                  57,958
    Non-tax qualified ...................................................                                                  59,810
    Tax qualified spectrum ..............................................                                               2,494,828
    Non-tax qualified spectrum ..........................................                                               1,171,829
                                                                                                                    -------------
                                                                                                                    $ 496,440,654
                                                                                                                    =============
The following is a summary for 1996:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................           4,058     $         35.222087   $     142,931
    Tax qualified spectrum ..............................................       1,343,440               30.037656      40,353,789
    Non-tax qualified spectrum ..........................................         615,505               30.058530      18,501,176
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................             498               94.658415          47,140
    Tax qualified spectrum ..............................................         297,134              100.175691      29,765,604
    Non-tax qualified spectrum ..........................................          86,801               85.004193       7,378,449
    Non-tax qualified spectrum (81-225) .................................           5,470               92.601102         506,528
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................              16              125.889283           2,014
    Non-tax qualified ...................................................         331,572              101.029680      33,498,613
    Tax qualified spectrum ..............................................          96,073               90.647891       8,708,815
    Non-tax qualified spectrum ..........................................           2,037               96.304396         196,172
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................           3,321               52.397975         174,014
    Tax qualified spectrum ..............................................         509,516               44.939826      22,897,560
    Non-tax qualified spectrum ..........................................         208,403               44.903088       9,357,938
    Non-tax qualified spectrum (81-225) .................................           1,597               45.078692          71,991
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................         437,204               34.264981      14,980,787
    Non-tax qualified spectrum (81-225) .................................             675               34.264981          23,129

                                                                                                                  Total
                                                                                            Expenses(*)          Return(**)
   MFS High Income Fund - Class A:
    Non-tax qualified ...................................................                      1.34%               11.73%
    Tax qualified spectrum ..............................................                      1.34%               11.39%
    Non-tax qualified spectrum ..........................................                      1.34%               11.39%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               11.39%
   MFS Research Fund - Class A:
    Non-tax qualified ...................................................                      1.34%               19.32%
    Tax qualified spectrum ..............................................                      1.34%               18.96%
    Non-tax qualified spectrum ..........................................                      1.34%               18.96%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               18.96%
   MFS Total Return Fund - Class A:
    Tax qualified .......................................................                      1.32%               19.36%
    Tax qualified spectrum ..............................................                      1.32%               19.00%
    Non-tax qualified spectrum ..........................................                      1.32%               19.00%
    Non-tax qualified spectrum (81-225) .................................                      1.32%               19.00%
   MFS World Governments Fund - Class A:
    Tax qualified spectrum ..............................................                      1.29%               (1.00)%
    Non-tax qualified spectrum ..........................................                      1.29%               (1.00)%
    Non-tax qualified spectrum (81-225) .................................                      1.29%               (1.00)%
   Nationwide Separate Account Trust D
   Money Market Fund:
    Tax qualified spectrum ..............................................                      1.32%                3.89%
    Non-tax qualified spectrum ..........................................                      1.32%                3.89%
   Reserves for annuity contracts in payout phase:
    Tax qualified .......................................................
    Non-tax qualified ...................................................
    Tax qualified spectrum ..............................................
    Non-tax qualified spectrum ..........................................

The following is a summary for 1996:
   MFS Series Trust IV - MFS Money Market Fund:
    Non-tax qualified ...................................................                      1.34%                3.70%
    Tax qualified spectrum ..............................................                      1.34%                3.38%
    Non-tax qualified spectrum ..........................................                      1.34%                3.38%
   Massachusetts Investors Growth Stock Fund -
   Class A:
    Non-tax qualified ...................................................                      1.34%               21.61%
    Tax qualified spectrum ..............................................                      1.34%               21.24%
    Non-tax qualified spectrum ..........................................                      1.34%               21.24%
    Non-tax qualified spectrum (81-225) .................................                      1.34%               21.24%
   Massachusetts Investors Trust - Class A:
    Tax qualified .......................................................                      1.30%               24.63%
    Non-tax qualified ...................................................                      1.30%               24.25%
    Tax qualified spectrum ..............................................                      1.30%               24.25%
    Non-tax qualified spectrum ..........................................                      1.30%               24.25%
   MFS Bond Fund - Class A:
    Non-tax qualified ...................................................                      1.30%                2.90%
    Tax qualified spectrum ..............................................                      1.30%                2.58%
    Non-tax qualified spectrum ..........................................                      1.30%                2.58%
    Non-tax qualified spectrum (81-225) .................................                      1.30%                2.58%
   MFS Emerging Growth Fund - Class A:
    Tax qualified spectrum ..............................................                      1.37%               13.28%
    Non-tax qualified spectrum (81-225) .................................                      1.37%               13.28%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                             Unit         Contract
                                                                               Units       Fair Value   Owners' Equity
                                                                               -----       ----------   --------------
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................................          2,724     124.926291         340,299
  Tax qualified spectrum ..............................................        822,246     116.177967      95,526,869
  Non-tax qualified spectrum ..........................................        182,479      98.686554      18,008,224
  Non-tax qualified spectrum (81-225) .................................         14,732     108.889502       1,604,160
MFS High Income Fund - Class A:
  Non-tax qualified ...................................................            358      64.483775          23,085
  Tax qualified spectrum ..............................................        408,255      56.528677      23,078,115
  Non-tax qualified spectrum ..........................................        176,997      55.671087       9,853,615
  Non-tax qualified spectrum (81-225) .................................          6,379      56.528677         360,596
MFS Research Fund - Class A:
  Non-tax qualified ...................................................            110     124.427653          13,687
  Tax qualified spectrum ..............................................        283,320     122.865333      34,810,206
  Non-tax qualified spectrum ..........................................        105,263     107.355935      11,300,608
  Non-tax qualified spectrum (81-225) .................................          1,676     121.431177         203,519
MFS Total Return Fund - Class A:
  Tax qualified .......................................................            131      90.602325          11,869
  Tax qualified spectrum ..............................................        671,118      83.053566      55,738,743
  Non-tax qualified spectrum ..........................................        167,776      80.393080      13,488,029
  Non-tax qualified spectrum (81-225) .................................          1,979      82.245579         162,764
MFS World Governments Fund - Class A:
  Tax qualified spectrum ..............................................        143,438      50.880072       7,298,136
  Non-tax qualified spectrum ..........................................         22,367      49.604787       1,109,510
  Non-tax qualified spectrum (81-225) .................................          1,811      50.800980          92,001
Nationwide Separate Account Trust -
Money Market Fund:
  Tax qualified spectrum ..............................................         55,730      22.783414       1,269,720
  Non-tax qualified spectrum ..........................................         32,499      22.798231         740,920
                                                                             =========   ============
Reserves for annuity contracts in payout phase:
  Tax qualified........................................................                                        52,535
  Non-tax qualified....................................................                                        70,050
  Tax qualified spectrum...............................................                                     2,541,149
  Non-tax qualified spectrum...........................................                                     1,095,969
                                                                                                        -------------
                                                                                                        $ 465,401,028
                                                                                                        =============

                                                                                                  Total
                                                                                  Expenses(*)   Return(**)
                                                                                  -----------   ----------
MFS Growth Opportunities Fund - Class A:
  Non-tax qualified ...................................................               1.36       20.64%
  Tax qualified spectrum ..............................................               1.36       20.27%
  Non-tax qualified spectrum ..........................................               1.36       20.27%
  Non-tax qualified spectrum (81-225) .................................               1.36       20.27%
MFS High Income Fund - Class A:
  Non-tax qualified ...................................................               1.33       11.43%
  Tax qualified spectrum ..............................................               1.33       11.09%
  Non-tax qualified spectrum ..........................................               1.33       11.09%
  Non-tax qualified spectrum (81-225) .................................               1.33       11.09%
MFS Research Fund - Class A:
  Non-tax qualified ...................................................               1.35       23.22%
  Tax qualified spectrum ..............................................               1.35       22.85%
  Non-tax qualified spectrum ..........................................               1.35       22.85%
  Non-tax qualified spectrum (81-225) .................................               1.35       22.85%
MFS Total Return Fund - Class A:
  Tax qualified .......................................................               1.31       13.48%
  Tax qualified spectrum ..............................................               1.31       13.13%
  Non-tax qualified spectrum ..........................................               1.31       13.13%
  Non-tax qualified spectrum (81-225) .................................               1.31       13.13%
MFS World Governments Fund - Class A:
  Tax qualified spectrum ..............................................               1.30        4.02%
  Non-tax qualified spectrum ..........................................               1.30        4.02%
  Non-tax qualified spectrum (81-225) .................................               1.30        4.02%
Nationwide Separate Account Trust -
Money Market Fund:
  Tax qualified spectrum ..............................................               1.33        3.74%
  Non-tax qualified spectrum ..........................................               1.33        3.74%

Reserves for annuity contracts in payout phase:
  Tax qualified........................................................
  Non-tax qualified....................................................
  Tax qualified spectrum...............................................
  Non-tax qualified spectrum...........................................





  (*) This represents expenses as a percentage of the average net assets of the variable account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**) This represents the annual total return for the one-year period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***) Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a) Financial Statements:

               (1) Financial statements included
                   in Prospectus
                   (Part A):
                   Condensed Financial Information.

               (2) Financial statements included
                   in Part B:
                   Those financial statements
                   required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           MFS Variable Account:
                  Independent Auditors' Report.
                  Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000. Statements of Operations for the year ended December 31, 2000.
                  Statements of and Changes in
                  Contract Owners' Equity for the years ended
                  December 31, 2000 and 1999.
                  Notes to Financial Statements.

           Nationwide Life Insurance Company and Subsidiaries:
                  Independent Auditors' Report.
                  Consolidated Balance Sheets as of December
                  31, 2000 and 1999.
                  Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998 Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.
                  Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998. Notes to Consolidated Financial Statements.

Item 24.   (b) Exhibits

                   (1)  Resolution of the Depositor's Board of
                        Directors authorizing the establishment
                        of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                   (2)  Not Applicable

                   (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter -- Filed previously with Post-Effective Amendment No. 26 to the Registration Statement and hereby incorporated by reference.

                   (4) The form of the variable annuity contract - Filed previously with Post-Effective
                        Amendment No. 19 to the Registration
                        Statement and hereby incorporated by
                        reference.

                   (5)  Variable Annuity Application - Filed
                        previously with the Registration
                        Statement, and hereby incorporated by
                        reference.

                   (6)  Articles of Incorporation of Depositor -
                        Filed previously with the Registration
                        Statement, and hereby incorporated by
                        reference.

                   (7)  Not Applicable

                   (8)  Not Applicable

                   (9)  Opinion of Counsel - Filed previously
                        with the Registration Statement, and
                        hereby incorporated by reference.

                  (10)  Not Applicable

                  (11)  Not Applicable

                  (12)  Not Applicable

                  (13)  Not Applicable

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    NAME AND PRINCIPAL                         POSITIONS AND OFFICES
                     BUSINESS ADDRESS                             WITH DEPOSITOR

                     Lewis J. Alphin                                  Director
                     519 Bethel Church Road
                     Mount Olive, NC 28365-6107

                     A. I. Bell                                       Director
                     4121 North River Road West
                     Zanesville, OH 43701

                     Yvonne M. Curl                                   Director
                     Avaya Inc.
                     Room 3C322
                     211 Mt. Airy Road
                     Basking Ridge, NJ 07290

                     Kenneth D. Davis                                 Director
                     7229 Woodmansee Road
                     Leesburg, OH 45135

                     Keith W. Eckel                                   Director
                     1647 Falls Road
                     Clarks Summit, PA 18411

                     Willard J. Engel                                 Director
                     301 East Marshall Street
                     Marshall, MN 56258

                     Fred C. Finney                                   Director
                     1558 West Moreland Road
                     Wooster, OH 44691

                     Joseph J. Gasper                   President and Chief Operating Officer
                     One Nationwide Plaza                           and Director
                     Columbus, OH  43215

                     W.G. Jurgensen                            Chief Executive Officer
                     One Nationwide Plaza                           and Director
                     Columbus, OH 43215

                     David O. Miller                     Chairman of the Board and Director
                     115 Sprague Drive
                     Hebron, OH 43025

                     Ralph M. Paige                                   Director
                     Federation of Southern
                     Cooperatives/Land Assistance Fund
                     2769 Church Street
                     East Point, GA  30344

                     James F. Patterson                               Director
                     8765 Mulberry Road
                     Chesterland, OH  44026

                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                         WITH DEPOSITOR

                     Arden L. Shisler                             Director
                     1356 North Wenger Road
                     Dalton, OH  44618

                     Robert L. Stewart                            Director
                     88740 Fairview Road
                     Jewett, OH  43986

                     Richard D. Headley                   Executive Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     Michael S. Helfer                   Executive Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Donna A. James.                     Executive Vice President -
                     One Nationwide Plaza               Chief Administrative Officer
                     Columbus, OH 43215

                     Robert A. Oakley                   Executive Vice President -
                     One Nationwide Plaza           Chief Financial Officer and Treasurer
                     Columbus, OH 43215

                     Robert J. Woodward, Jr.             Executive Vice President -
                     One Nationwide Plaza                 Chief Investment Officer
                     Columbus, Ohio 43215

                     John R. Cook, Jr.                     Senior Vice President -
                     One Nationwide Plaza               Chief Communications Officer
                     Columbus, OH 43215

                     Thomas L. Crumrine                     Senior Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     David A. Diamond                     Senior Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Philip C. Gath                       Senior Vice President -
                     One Nationwide Plaza            Chief Actuary -Nationwide Financial
                     Columbus, OH  43215

                     Patricia R. Hatler                    Senior Vice President,
                     One Nationwide Plaza               General Counsel and Secretary
                     Columbus, OH 43215

                     David K. Hollingsworth              Senior Vice President -
                     One Nationwide Plaza                 Business Development and
                     Columbus, OH 43215                       Sponsor Relations

                     David R. Jahn                        Senior Vice President -
                     One Nationwide Plaza                    Project Management
                     Columbus, OH 43215

                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                          WITH DEPOSITOR

                     Richard A. Karas                  Senior Vice President - Sales -
                     One Nationwide Plaza                    Financial Services
                     Columbus, OH 43215

                     Gregory S. Lashutka                  Senior Vice President -
                     One Nationwide Plaza                    Corporate Relations
                     Columbus, OH 43215

                     Edwin P. McCausland, Jr.             Senior Vice President -
                     One Nationwide Plaza                 Fixed Income Securities
                     Columbus, OH 43215

                     Mark D. Phelan                       Senior Vice President -
                     One Nationwide Plaza                 Technology and Operations
                     Columbus, OH 43215

                     Douglas C. Robinette                  Senior Vice President -
                     One Nationwide Plaza                          Claims
                     Columbus, OH 43215

                     Mark R. Thresher                     Senior Vice President -
                     One Nationwide Plaza              Finance - Nationwide Financial
                     Columbus, OH 43215

                     Richard M. Waggoner                  Senior Vice President -
                     One Nationwide Plaza                        Operations
                     Columbus, OH 43215

                     Susan A. Wolken                   Senior Vice President - Product
                     One Nationwide Plaza                Management and Nationwide
                     Columbus, OH 43215                      Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

        -    Subsidiaries for which separate financial statements are filed

        -- Subsidiaries included in the respective consolidated financial statements

        --- Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

        ---- Other subsidiaries

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
The 401(k) Companies, Inc.       Texas                                Holding company

The 401(k) Company               Texas                                Third-party administrator for
                                                                      401(k) plans

401(k) Investment Advisors,      Texas                                Investment advisor registered
Inc.                                                                  with the SEC

401(k) Investments Services,     Texas                                NASD registered broker-dealer
Inc.

Affiliate Agency, Inc.           Delaware                             Insurance agency marketing life
                                                                      insurance and annuity products
                                                                      through financial institutions

Affiliate Agency of Ohio, Inc.   Ohio                                 Insurance agency marketing life
                                                                      insurance and annuity products
                                                                      through financial institutions

AGMC Reinsurance, Ltd.           Turks and Caico                      Reinsurance company
                                 Islands

AID Finance Services, Inc.       Iowa                                 Holding company

Allied Document Solutions, Inc.  Iowa                                 General printing services

ALLIED General Agency Company    Iowa                                 Managing general agent and
                                                                      surplus lines broker for property
                                                                      and casualty insurance products


ALLIED Group, Inc.               Iowa                                 Property and casualty holding
                                                                      company

ALLIED Group Insurance           Iowa                                 Direct marketer for property
Marketing Company                                                     and casualty insurance products

ALLIED Property and Casualty     Iowa                                 Underwrites general property
Insurance Company                                                     and casualty insurance

Allnations, Inc.                 Ohio                                 Promotes international
                                                                      cooperative insurance
                                                                      organizations


AMCO Insurance Company           Iowa                                 Underwrites general property
                                                                      and casualty insurance

American Marine Underwriters,    Florida                              Underwriting manager for ocean
Inc.                                                                  cargo and bulk insurance

Asset Management Holdings, P/C   United Kingdom                       Holding company

Auto Direkt Insurance Company    Germany                              Insurance company

Cal-Ag Insurance services, Inc.  California                           Captive insurance brokerage firm

CalFarm Insurance Agency         California                           Former marketing company for
                                                                      traditional agent producers of
                                                                      CalFarm Insurance Company

CalFarm Insurance Company        California                           Multi-line insurance company

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
Caliber Funding                  Delaware                             A limited purpose corporation

Colonial County Mutual           Texas                                Insurance company
Insurance Company

Columbus Insurance Brokerage     Germany                              General service insurance broker
and Service GmbH

Cooperative Service Company      Nebraska                             Insurance agency that sells and
                                                                      services commercial insurance

Damian Securities Limited        England/Wales                        Investment holding company

Depositors Insurance Company     Iowa                                 Underwrites property and
                                                                      casualty insurance

Discover Insurance Agency of     Texas                                Insurance agency
Texas, LLC

Discover Insurance Agency, LLC   Texas                                Insurance agency

eNationwide, LLC                 Ohio                                 Limited liability company that
                                                                      provides administrative
                                                                      services to Nationwide's direct
                                                                      operations


Excaliber Funding Corporation    Delaware                             Limited purpose corporation

F&B, Inc.                        Iowa                                 Insurance agency

Farmland Mutual Insurance        Iowa                                 Mutual insurance company
Company

Fenplace Limited                 England/Wales                        Inactive

Fenplace Two Ltd.                England/Wales                        Previously provided investment
                                                                      management and advisory
                                                                      services to business,
                                                                      institutional and private
                                                                      investors; transferred
                                                                      investment management activity
                                                                      to Gartmore Investment Limited

Financial Horizons Distributors  Alabama                              Insurance agency marketing life
Agency of Alabama, Inc.                                               insurance and annuity products
                                                                      through financial institutions

Financial Horizons Distributors  Ohio                                 Insurance marketing life
Agency of Ohio, Inc.                                                  insurance and annuity products
                                                                      through financial institutions

Financial Horizons Distributors  Oklahoma                             Insurance marketing life
Agency of Oklahoma, Inc.                                              insurance and annuity products
                                                                      through financial institutions

Financial Horizons Distributors  Texas                                Insurance marketing life
Agency of Texas, Inc.                                                 insurance and annuity products
                                                                      through financial institutions

*Financial Horizons Investment   Massachusetts                        Diversified, open-end
Trust                                                                 investment company

Financial Horizons Securities    Oklahoma                             Limited broker-dealer doing
Corporation                                                           business solely in the
                                                                      financial institution market

Gartmore 1990 Ltd.               England/Wales                        A general partner in a limited
                                                                      partnership formed to invest in
                                                                      unlisted securities

Gartmore 1990 Trustee Ltd.       England/Wales                        Inactive

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
Gartmore Capital Management Ltd. England/Wales                        Investment management and
                                                                      advisory services to business,
                                                                      institutional and private
                                                                      investors; transferred
                                                                      investment management activity
                                                                      to Gartmore Investment Limited

Gartmore Europe Ltd.             England/Wales                        Investment holding company

Gartmore Fund Managers           Jersey, Channel                      Investment administration and
International Limited            Islands                              support

Gartmore Fund Managers Ltd.      England/Wales                        Authorized unit trust management

Gartmore Indosuez UK Recovery    England/Wales                        General partner in two limited
Fund                                                                  partnerships formed to invest
                                                                      in unlisted securities

Gartmore Investment Ltd.         England/Wales                        Investment management and
                                                                      advisory services to pension
                                                                      funds, unit trusts and other
                                                                      collective investment schemes,
                                                                      investment trusts and
                                                                      portfolios for corporate and
                                                                      other institutional clients

Gartmore Investment Management   Jersey, Channel                      Investment management services
(Channel Islands) Limited        Islands

Gartmore Investment Management   England/Wales                        Investment holding company
plc

Gartmore Investment Services     Germany                              Marketing support
GmbH

Gartmore Investment Services     England/Wales                        Investment holding company
Ltd.

Gartmore Japan Limited           Japan                                Investment management

Gartmore Nominees Ltd.           England/Wales                        Inactive

Gartmore Nominees (Jersey) Ltd.  Jersey, Channel                      Inactive
                                 Islands

Gartmore Pension Fund Trustees,  England/Wales                        Trustee of Gartmore Pension
Ltd.                                                                  Scheme

Gartmore Scotland Ltd.           Scotland                             Inactive

Gartmore Securities Ltd.         England/Wales                        Investment holding company;
                                                                      joint partner in Gartmore
                                                                      Global Partners


Gartmore U.S. Ltd.               England/Wales                        Joint partner in Gartmore
                                                                      Global Partners

GIL Nominees Ltd.                England/Wales                        Inactive

GatesMcDonald Health Plus Inc.   Ohio                                 Managed care organization

Gates, McDonald & Company        Ohio                                 Services employers for managing
                                                                      workers' and unemployment
                                                                      compensation matters

Gates, McDonald & Company of     Nevada                               Self-insurance administration,
Nevada                                                                claims examinations and data
                                                                      processing services

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
Gates, McDonald & Company of     New York                             Workers'
New York, Inc.                                                        compensation/self-insured
                                                                      claims administration services
                                                                      to employers with exposure in
                                                                      New York

Insurance Intermediaries, Inc.   Ohio                                 Insurance agency providing
                                                                      commercial property and
                                                                      casualty brokerage services

Landmark Financial Services of   New York                             Insurance agency marketing life
New York, Inc.                                                        insurance and annuity products
                                                                      through financial institutions

Leben Direkt Insurance Company   Germany                              Life insurance through direct
                                                                      mail

Lone Star General Agency, Inc.   Texas                                General agent to market
                                                                      non-standard automobile and
                                                                      motorcycle insurance for
                                                                      Colonial Mutual Insurance
                                                                      Company

MedProSolutions, Inc.            Massachusetts                        Provides third-party
                                                                      administration services for
                                                                      workers compensation,
                                                                      automobile injury and
                                                                      disability claims

Morley & Associates, Inc.        Oregon                               Insurance brokerage

Morley Capital Management, Inc.  Oregon                               Investment adviser and stable
                                                                      value money management

Morley Financial Services, Inc.  Oregon                               Holding company

Morley Research Associates, Ltd. Delaware                             Credit research consulting

**MRM Investments, Inc.          Ohio                                 Owns and operates a
                                                                      recreational ski facility

**National Casualty Company      Wisconsin                            Insurance company

National Casualty Company of     England                              Insurance company
America, Ltd.

National Deferred Compensation,  Ohio                                 Administers deferred
Inc.                                                                  compensation plans for public
                                                                      employees

**National Premium and Benefit   Delaware                             Provides third-party
Administration Company                                                administration services

Nationwide Advisory Services,    Ohio                                 Registered broker-dealer
Inc.                                                                  providing investment management
                                                                      and administrative services

Nationwide Affinity Insurance    Kansas                               Insurance company
Company of America


**Nationwide Agency, Inc.        Ohio                                 Insurance agency

Nationwide Agribusiness          Iowa                                 Provides property and casualty
Insurance Company                                                     insurance primarily to
                                                                      agricultural business

Nationwide Arena, LLC            Ohio                                 Limited liability company
                                                                      related to arena development

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
*Nationwide Asset Allocation     Ohio                                 Diversified open-end investment
Trust                                                                 company

Nationwide Asset Management      United Kingdom                       Holding company
Holdings, Ltd.

Nationwide Assurance Company     Wisconsin                            Underwrites non-standard
                                                                      automobile and motorcycle
                                                                      insurance

Nationwide Cash Management       Ohio                                 Investment securities agent
Company

Nationwide Corporation           Ohio                                 Holding company for entities
                                                                      affiliated with Nationwide
                                                                      Mutual Insurance Company

Nationwide Exclusive             Ohio                                 A limited liability company
Distribution Company, LLC                                             providing agency support
                                                                      services to Nationwide
                                                                      exclusive agents

Nationwide Financial Assignment  Ohio                                 Assignment company to
Company                                                               administer structured
                                                                      settlement business

Nationwide Financial             Delaware                             Insurance agency
Institution Distributors
Agency, Inc.

Nationwide Financial             New Mexico                           Insurance agency
Institution Distributors
Agency, Inc. of New Mexico


Nationwide Financial             Massachusetts                        Insurance agency
Institution Distributors
Agency, Inc. of Massachusetts

Nationwide Financial Services    Bermuda                              Long-term insurer which issued
(Bermuda) Ltd.                                                        variable annuity and variable
                                                                      life products to persons
                                                                      outside the U.S. and Bermuda

Nationwide Financial Services    Delaware                             Trust which issues and sells
Capital Trust                                                         securities and uses proceeds to
                                                                      acquire debentures

Nationwide Financial Services    Delaware                             Trust which issues and sells
Capital Trust II                                                      securities and uses proceeds to
                                                                      acquire debentures

Nationwide Financial Services,   Delaware                             Holding company for entities
Inc.                                                                  associated with Nationwide
                                                                      Mutual Insurance Company

Nationwide Foundation            Ohio                                 Not-for profit corporation

Nationwide General Insurance     Ohio                                 Primarily provides automobile
Company                                                               and fire insurance to select
                                                                      customers

Nationwide Global Finance, LLC   Ohio                                 Acts as a support company for
                                                                      Nationwide Global Holdings,
                                                                      Inc. and its international
                                                                      capitalization efforts

Nationwide Global Funds          Luxembourg                           Exempted company with limited
                                                                      liability for purpose of
                                                                      issuing investment shares to
                                                                      segregated asset accounts of
                                                                      Nationwide Financial Services
                                                                      (Bermuda) Ltd. and to non-U.S.
                                                                      resident investors

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
Nationwide Global Holdings, Inc. Ohio                                 Holding company for Nationwide
                                                                      Insurance Enterprise
                                                                      international operations

Nationwide Global Holdings,      Grand Duchy of                       Analyzes European market of
Inc. - NGH Luxembourg Branch     Luxembourg                           life insurance

Nationwide Global Japan, Inc.    Delaware                             Holding company

Nationwide Global Limited        Hong Kong                            Primarily a holding company for
                                                                      Nationwide Global Holdings,
                                                                      Inc. Asian operations

Nationwide Global Holdings-NGH   Brazil                               Holding company
Brasil Participacoes LTDA

Nationwide Health Plans, Inc.    Ohio                                 Health insuring organization

Nationwide Home Mortgage Company Iowa                                 Mortgage lendor

Nationwide Holdings, SA          Brazil                               Participates in other companies
                                                                      related to international
                                                                      operations

*Nationwide Indemnity Company    Ohio                                 Reinsurance company assuming
                                                                      business from Nationwide Mutual
                                                                      Insurance Company and other
                                                                      insurers within the Nationwide
                                                                      Insurance Enterprise

Nationwide Insurance Company of  Wisconsin                            Independent agency personal
America                                                               lines underwriter of property
                                                                      and casualty insurance

Nationwide Insurance Company of  Ohio                                 Transacts general insurance
Florida                                                               business except life insurance

Nationwide International         California                           Special risks, excess and
Underwriters                                                          surplus lines underwriting
                                                                      manager

Nationwide Investing Foundation  Michigan                             Provides investors with
                                                                      continuous source of investment
                                                                      under management of trustees

*Nationwide Investing            Massachusetts                        Diversified, open-end
Foundation II                                                         investment company

Nationwide Investment Services   Oklahoma                             Registered broker-dealer
Corporation

Nationwide Investors Services,   Ohio                                 Stock transfer agent
Inc.

**Nationwide Life and Annuity    Ohio                                 Life insurance company
Insurance Company

**Nationwide Life Insurance      Ohio                                 Life insurance company
Company

Nationwide Lloyds                Texas                                Commercial property insurance
                                                                      in Texas

Nationwide Management Systems,   Ohio                                 Preferred provider
Inc.                                                                  organization, products and
                                                                      related services

Nationwide Mutual Fire           Ohio                                 Mutual insurance company
Insurance Company

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
*Nationwide Mutual Funds         Ohio                                 Diversified, open-end
                                                                      investment company

Nationwide Mutual Insurance      Ohio                                 Mutual insurance company
Company

Nationwide Properties, Ltd.      Ohio                                 Develop, own and operate real
                                                                      estate and real estate
                                                                      investments

Nationwide Property and          Ohio                                 Insurance company
Casualty Insurance Company

Nationwide Realty Investors,     Ohio                                 Develop, own and operate real
Inc.                                                                  estate and real estate
                                                                      investments

Nationwide Retirement Plan       Ohio                                 Insurance agency
Services, Inc.

Nationwide Retirement            Delaware                             Market and administer deferred
Solutions, Inc.                                                       compensation plans for public
                                                                      employees

Nationwide Retirement            Alabama                              Market and administer deferred
Solutions, Inc. of Alabama                                            compensation plans for public
                                                                      employees

Nationwide Retirement            Arizona                              Market and administer deferred
Solutions, Inc. of Arizona                                            compensation plans for public
                                                                      employees

Nationwide Retirement            Arkansas                             Market and administer deferred
Solutions, Inc. of Arkansas                                           compensation plans for public
                                                                      employees

Nationwide Retirement            Montana                              Market and administer deferred
Solutions, Inc. of Montana                                            compensation plans for public
                                                                      employees

Nationwide Retirement            Nevada                               Market and administer deferred
Solutions, Inc. of Nevada                                             compensation plans for public
                                                                      employees

Nationwide Retirement            New Mexico                           Market and administer deferred
Solutions, Inc. of New Mexico                                         compensation plans for public
                                                                      employees

Nationwide Retirement            Ohio                                 Market variable annuity
Solutions, Inc. of Ohio                                               contracts to members of the
                                                                      National Education Association
                                                                      in the state of Ohio

Nationwide Retirement            Oklahoma                             Market variable annuity
Solutions, Inc. of Oklahoma                                           contracts to members of the
                                                                      National Education Association
                                                                      in the state of Oklahoma

Nationwide Retirement            South Dakota                         Market and administer deferred
Solutions, Inc. of South Dakota                                       compensation plans for public
                                                                      employees

Nationwide Retirement            Texas                                Market and administer deferred
Solutions, Inc. of Texas                                              compensation plans for public
                                                                      employees

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
Nationwide Retirement            Wyoming                              Market variable annuity
Solutions, Inc. of Wyoming                                            contracts to members of the
                                                                      National Education Association
                                                                      in the state of Wyoming

Nationwide Retirement Solutions  Massachusetts                        Market and administer deferred
Insurance Agency Inc.                                                 compensation plans for public
                                                                      employees

Nationwide Seguradora S.A.       Brazil                               Engage in elementary, health
                                                                      and life insurance; private
                                                                      open pension and wealth
                                                                      concession plans

*Nationwide Separate Account     Massachusetts                        Diversified, open-end
Trust                                                                 investment company

Nationwide Services Company,     Ohio                                 Single member limited liability
LLC.                                                                  company performing shared
                                                                      services functions for the
                                                                      Nationwide Insurance Enterprise

Nationwide Towarzstwo            Poland                               Life insurance and pension
Ubezieczen na Zycie SA                                                products in Poland

Nationwide Trust Company, FSB    United States                        Federal savings bank chartered
                                                                      by the Office of Thrift
                                                                      Supervision in U.S. Department
                                                                      of Treasury to exercise custody
                                                                      and fiduciary powers

Nationwide UK Asset Management   United Kingdom                       Holding company
Holdings, Ltd.

Nationwide UK Holding Company,   United Kingdom                       Holding company
Ltd.

Neckura Holding Company          Germany                              Administrative services for
                                                                      Neckura Insurance Group

Neckura Insurance Company        Germany                              Insurance company

Neckura Life Insurance Company   Germany                              Life and health insurance
                                                                      company

Nevada Independent               Nevada                               Workers' compensation
Companies-Construction                                                administrative services to
                                                                      Nevada employers in the
                                                                      construction industry

Nevada Independent               Nevada                               Workers' compensation
Companies-Health and Nonprofit                                        administrative services to
                                                                      Nevada employers in health and
                                                                      nonprofit industries

Nevada Independent Companies-    Nevada                               Workers' compensation
Hospitality and Entertainment                                         administrative services to
                                                                      Nevada employers in the
                                                                      hospitality and entertainment
                                                                      industries

Nevada Independent Companies-    Nevada                               Workers' compensation
Manufacturing, Transportation                                         administrative services to
and Distribution                                                      Nevada employers in the
                                                                      manufacturing, transportation
                                                                      and distribution industries

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
NFS Distributors, Inc.           Delaware                             Holding company for Nationwide
                                                                      Financial Services, Inc.
                                                                      distribution companies

NGH Luxembourg, S.A              Luxembourg                           Acts primarily as holding
                                                                      company for Nationwide Global
                                                                      Holdings, Inc. European
                                                                      operations

NGH Netherlands, B.V.            The Netherlands                      Holding company for other
                                                                      overseas companies

NGH UK, Ltd.                     United Kingdom                       Assists Nationwide Global
                                                                      Holdings, Inc. with European
                                                                      operations and marketing

Northpointe Capital LLC          Delaware                             Limited liability company for
                                                                      investments

PanEuroLife                      Luxembourg                           Life insurance company
                                                                      providing individual life
                                                                      insurance primarily in the UK,
                                                                      Belgium and France

Pension Associates, Inc.         Wisconsin                            Pension plan administration and
                                                                      record keeping services

Portland Investment Services,    Oregon                               NASD registered broker-dealer
Inc.

Premier Agency, Inc.             Iowa                                 Insurance agency

Riverview Agency, Inc.           Texas                                Has a pending application to
                                                                      become a licensed insurance
                                                                      agency with the Texas
                                                                      Department of Insurance

Scottsdale Indemnity Company     Ohio                                 Insurance company

Scottsdale Insurance Company     Ohio                                 Insurance company

Scottsdale Surplus Lines         Arizona                              Provides excess and surplus
Insurance Company                                                     lines insurance coverage on a
                                                                      non-admitted basis

Siam-Ar-Na-Khet Company Limited  Thailand                             Holding company

Sun Direct                       Germany                              Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura          Germany                              Recruits and supervises
Insurance Group                                                       external sales partners who
                                                                      obtain new business for the
                                                                      Neckura Group as well as to
                                                                      offer financial services

Thai Prasit Nationwide Company   Thailand                             Holding company
Limited

Union Bond & Trust Company       Oregon                               Oregon state bank with trust
                                                                      powers

Vertboise, SA                    Luxembourg                           Real property holding company

Vicpic Ltd.                      England/Wales                        Inactive

                                                        NO. VOTING
                                                        SECURITIES
                                                       (SEE ATTACHED
                                   STATE/COUNTRY       CHART UNLESS
                                        OF              OTHERWISE
            COMPANY                ORGANIZATION         INDICATED)          PRINCIPAL BUSINESS
            -------              ----------------      -------------        ------------------
Villanova Capital, Inc.          Delaware                             Holding company

Villanova Distribution           Iowa                                 Broker-dealer
Services, Inc.

Villanova Global Asset           Delaware                             Holding company for Gartmore
Management Trust                                                      Group and a registered
                                                                      investment advisor

Villanova Mutual Fund Capital    Delaware                             Trust designed to act as a
Trust                                                                 registered investment advisor

Villanova SA Capital Trust       Delaware                             Trust designed to act as a
                                                                      registered investment advisor

Villanova Securities, LLC        Delaware                             Provides brokerage services for
                                                                      block mutual fund trading for
                                                                      both affiliated and
                                                                      non-affiliated investment
                                                                      advisors and performs block
                                                                      mutual fund trading directly
                                                                      with fund companies

Western Heritage Insurance       Arizona                              Underwrites excess and surplus
Company                                                               lines of property and casualty
                                                                      insurance

                                                           NO. VOTING
                                                           SECURITIES
                                       STATE/COUNTRY   (SEE ATTACHED CHART)
                                             OF          UNLESS OTHERWISE
               COMPANY                  ORGANIZATION        INDICATED            PRINCIPAL BUSINESS
               -------                 -------------   --------------------      ------------------

-   MFS Variable Account                   Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Multi-Flex Variable         Ohio         Nationwide Life        Issuer of Annuity
    Account                                             Separate Account       Contracts

-   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-A                                           Annuity Separate       Contracts
                                                        Account

-   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-B                                           Annuity Separate       Contracts
                                                        Account

-   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-C                                           Annuity Separate       Contracts
                                                        Account

-   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-D                                           Annuity Separate       Contracts
                                                        Account

-   Nationwide Variable Account            Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-II         Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-3          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-4          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-5          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-6          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Fidelity Advisor            Ohio         Nationwide Life        Issuer of Annuity
    Variable Account                                    Separate Account       Contracts

-   Nationwide Variable Account-8          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-9          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide Variable Account-10         Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

    Nationwide Variable Account-11         Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

-   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-A                                           Annuity Separate       Policies
                                                        Account

    Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-B                                           Annuity Separate       Policies
                                                        Account

-   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-C                                           Annuity Separate       Policies
                                                        Account

-   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-D                                           Annuity Separate       Policies
                                                        Account

                                                           NO. VOTING
                                                           SECURITIES
                                       STATE/COUNTRY   (SEE ATTACHED CHART)
                                             OF          UNLESS OTHERWISE
               COMPANY                  ORGANIZATION        INDICATED            PRINCIPAL BUSINESS
               -------                 -------------   --------------------      ------------------
-   Nationwide VLI Separate Account        Ohio         Nationwide Life        Issuer of Life Insurance
                                                        Separate Account       Policies

-   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-2                                           Separate Account       Policies

-   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-3                                           Separate Account       Policies

-   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-4                                           Separate Account       Policies

-   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-5                                           Separate Account       Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------


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
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

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
                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.   NUMBER OF CONTRACT OWNERS

           The number of contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 5,136 and 1,485, respectively.

Item 28.   INDEMNIFICATION

           Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER

           (a) Clarendon Insurance Agency, Inc. acts as general distributor for the MFS Variable Account, a separate account of Nationwide, and for certain Sun Life (US) and Sun Life (N.Y.) Annuity Contracts.

           (b)           CLARENDON INSURANCE AGENCY, INC.
                             OFFICERS AND DIRECTORS

                                                                      POSITIONS AND OFFICES
           NAME AND BUSINESS ADDRESS                                    WITH UNDERWRITER
           -------------------------                                  ---------------------
           Anne M. Georges                                            President and Director
           500 Boylston Street
           Boston, MA  02116

           James A. McNulty, III                                             Director
           500 Boylston Street
           Boston, MA  02116

           Davey Scoon                                                Director and Treasurer
           500 Boylston Street
           Boston, MA  02116

           (b)          CLARENDON INSURANCE AGENCY, INC.
                       OFFICERS AND DIRECTORS (CONTINUED)

                                                                      POSITIONS AND OFFICES
           NAME AND BUSINESS ADDRESS                                    WITH UNDERWRITER
           -------------------------                                  ---------------------
           James M.A. Anderson                                              Director
           500 Boylston Street
           Boston, MA  02116

           Ronald J. Fernades                                               Director
           500 Boylston Street
           Boston, MA  02116

           Maura A. Murphy                                             Secretary and Clerk
           500 Boylston Street
           Boston, MA  02116

           Roy P. Creedon                                             Assistant Secretary
           500 Boylston Street                                         and Assistant Clerk
           Boston, MA  02116

           Donald E. Kaufman                                             Vice President
           500 Boylston Street
           Boston, MA  02116

           Brian Krivitsky                                               Vice President
           500 Boylston Street
           Boston, MA  02116

           Laurie Lennox                                                 Vice President
           500 Boylston Street
           Boston, MA  02116

           Peter A. Marion                                                 Tax Officer
           500 Boylston Street
           Boston, MA  02116

           Cynthia M. Orcutt                                             Vice President
           500 Boylston Street
           Boston, MA  02116

           (c) NAME OF      NET UNDERWRITING    COMPENSATION ON
              PRINCIPAL      DISCOUNTS AND       REDEMPTION OR     BROKERAGE
             UNDERWRITER      COMMISSIONS        ANNUITIZATION    COMMISSIONS     COMPENSATION
              Clarendon           N/A                 N/A              N/A             N/A
              Insurance
               Agency,
                Inc.

Item 30.   LOCATION OF ACCOUNTS AND RECORDS

           John Davis
           Nationwide Life Insurance Company
           One Nationwide Plaza
           Columbus, OH  43215

Item 31.   MANAGEMENT SERVICES

           Not Applicable

Item 32.   UNDERTAKINGS

           The Registrant hereby undertakes to:

           (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

           (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

           Nationwide represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                        KPMG LLP



Columbus, Ohio
April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MFS VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 29 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of January, 2002.

                                                    MFS VARIABLE ACCOUNT
                                              ----------------------------------
                                                        (Registrant)

                                              NATIONWIDE LIFE INSURANCE COMPANY
                                              ----------------------------------
                                                        (Depositor)

                                                  By/s/STEVEN SAVINI, ESQ.
                                              ----------------------------------
                                                     Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of January, 2002.


           SIGNATURE                            TITLE
           ---------                            -----
LEWIS J. ALPHIN                                Director
---------------------------------
Lewis J. Alphin

A. I. BELL                                     Director
---------------------------------
A. I. Bell

YVONNE M. CURL                                 Director
---------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                               Director
---------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                 Director
---------------------------------
Keith W. Eckel

WILLARD J. ENGEL                               Director
---------------------------------
Willard J. Engel

FRED C. FINNEY                                 Director
---------------------------------
Fred C. Finney

JOSEPH J. GASPER                    President and Chief Operating
---------------------------------
Joseph J. Gasper                         Officer and Director

W.G. JURGENSEN                         Chief Executive Officer
---------------------------------
W.G. Jurgensen                               And Director

DAVID O. MILLER                       Chairman of the Board and
---------------------------------
David O. Miller                                Director

RALPH M. PAIGE                                 Director

---------------------------------
Ralph M. Paige

JAMES F. PATTERSON                             Director
---------------------------------
James F. Patterson

ARDEN L. SHISLER                               Director                   By  /s/ STEVEN SAVINI
---------------------------------                                     -----------------------------
Arden L. Shisler                                                              Steven Savini
                                                                             Attorney-in-Fact
ROBERT L. STEWART                              Director
---------------------------------
Robert L. Stewart